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WARBURG PINCUS ADVISOR FUNDS                                      APRIL 30, 1998

FIXED INCOME FUND

GLOBAL FIXED INCOME FUND

INTERMEDIATE MATURITY GOVERNMENT FUND

NEW YORK INTERMEDIATE MUNICIPAL FUND



                                       S
                               SEMIANNUAL REPORT

               More complete information about the Funds, including charges and expenses, is provided in the Prospectus which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-369-2728 or by writing to Warburg Pincus Advisor Funds, P.O. Box 4906, Grand Central Station, New York, NY 10163.


                                     [LOGO]


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From time to time, the Funds' investment adviser and co-administrators may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

Returns are historical and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less than original cost.

The views of the Funds' management are as of the date of the letters and portfolio holdings described in this semiannual report are as of April 30, 1998; these views and portfolio holdings may have changed subsequent to these dates. Nothing in this semiannual report is a recommendation to purchase or sell securities.

WARBURG PINCUS ADVISOR FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 1998
--------------------------------------------------------------------------------
Dear Shareholder:                                                  June 16, 1998

   The objective of Warburg Pincus Advisor Fixed Income Fund (the 'Fund') is high current income consistent with reasonable risk and, secondarily, capital appreciation. The Fund pursues its objective by investing in a diversified portfolio of fixed-income securities, including both corporate and U.S. government issues.
   For the six months ended April 30, 1998, the Fund had a total return of 2.52%, vs. a 3.12% gain for the Lehman Intermediate Government/Corporate Bond Index.* The Fund's one-year return through April 30, 1998 was 8.96%. Its since-inception (on July 3, 1996) average annual total return was 8.8%.
   The November-through-April span was ultimately a positive one for the domestic fixed-income market. The period began on a strong note, with bonds benefiting from an Asia-related flight to quality and a consensus that Asia's turmoil would further ease already-low inflation. Against this backdrop, the yield on the U.S. Treasury's 30-year bond fell from 6.14% at the start of the period to 5.69% by mid-January, a two-decade low. The economy remained buoyant, however, raising the specter of potential inflation, and bonds gave up some of their gains over the latter part of the period.
   We made a few noteworthy changes to the Fund during the period in terms of interest-rate exposure and sector allocation. Regarding the former, we modestly reduced the Fund's duration in March based on risk-vs.-reward considerations. That said, we kept the Fund's duration longer than that of its benchmark throughout, reflecting our generally favorable view of inflation and interest rates.
   In terms of sector concentration, we continued to emphasize Treasuries, since we viewed them as most attractive on a risk-adjusted basis. We did, however, reduce our weighting here near the end of the period, using the proceeds to raise our stake in mortgage-backed issues. We were underweighted in the mortgage-backed sector through much of the six months, due in large part to prepayment concerns. We found a number of attractive buying opportunities late in the period, however, within both the government-agency and commercial mortgage-backed areas.
   We maintained a significant position in corporate bonds, where our focus remained on investment-grade debt. With few exceptions, we deemed the higher yields offered by below-investment-grade bonds to be insufficient compensation for their underlying credit risk. Our corporate bonds

------------
 * The Lehman Intermediate Government/Corporate Bond Index is an unmanaged index (with no defined investment objective) of intermediate- term government and corporate bonds, and is calculated by Lehman Brothers Inc.

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WARBURG PINCUS ADVISOR FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 1998 (CONT'D)
--------------------------------------------------------------------------------
contributed positively to the Fund's November-through-April performance, buoyed by the economy's continued health.
   Elsewhere, we held a relatively small weighting in foreign bonds, one we trimmed during the period. Most specifically, we sold our South Korean issues in December due to the country's rapidly deteriorating financial condition. These issues hampered the Fund's performance for the period. We also held a small position in preferred securities, which contributed positively to the Fund's return.

Dale C. Christensen                         M. Anthony E. van Daalen
Co-Portfolio Manager                        Co-Portfolio Manager

WARBURG PINCUS ADVISOR GLOBAL FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 1998
--------------------------------------------------------------------------------
Dear Shareholder:                                                  June 16, 1998

   The objective of Warburg Pincus Advisor Global Fixed Income Fund (the 'Fund') is maximum total return -- consistent with prudent management -- through a combination of interest income, currency gains and capital appreciation. The Fund's holdings mainly include a wide range of fixed-income obligations of government and corporate issuers.
   Effective March 31, 1998, Laxmi C. Bhandari no longer serves as Co-Portfolio Manager of the Fund. Effective May 29, 1998 Charles C. van Vleet is a Co-Portfolio Manager of the Fund, along with Co-Portfolio Manager Dale C. Christensen.

MANAGER COMMENTARY
   For the six months ended April 30, 1998, the Fund gained 0.09%, vs. gains of 4.88% for the Salomon Brothers World Government Bond Index (Currency-Hedged)** and 3.85% for the Lipper World Income Funds Average.*** The Fund's one-year return as of April 30, 1998 was 2.07%. Its since-inception (on August 12, 1996) average annual total return was 5.06%.
   The November-through-April span was a positive one for most global bond markets, though performance varied significantly by region. In Europe, markets showed universal strength, reflecting the region's continued benign inflation, falling deficits and optimism regarding the launch of European Monetary Union. Dollar-bloc markets (most specifically, the U.S., Canada, Australia and New Zealand), though not as strong as Europe, also saw good performances, thanks in part to subdued inflation. Elsewhere, emerging markets had mixed results. While some recovered nicely from Asia-related declines early in the period, others, including Asian markets in which the Fund had significant positions, continued to be plagued by currency and debt concerns.
   We made several noteworthy changes to the Fund during the period in terms of regional allocation. We increased our weighting in Europe, reflecting our view that the area's low inflation and fiscal austerity will continue to provide a hospitable environment for bonds. Our primary focus remained on

------------
 * The Salomon Brothers World Government Bond Index (Currency-Hedged) is a market capitalization-weighted index designed to track major government debt markets and is currency-hedged into U.S. dollars.

** The Lipper World Income Funds Average is an arithmetic average of all world income funds, tracked by Lipper Analytical Services, that invest in non-U.S. dollar and U.S. dollar debt instruments with unspecified maturities and durations, or other income-producing securities.

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
WARBURG PINCUS ADVISOR GLOBAL FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 1998 (CONT'D)
--------------------------------------------------------------------------------
bonds from Europe's 'core' economies (e.g., Germany), which we generally deemed to have the most attractive risk-adjusted yields.
   We also raised our exposure to dollar-bloc issues, in particular intermediate-term U.S. Treasuries. Our heightened emphasis on these securities was based on their historically compelling inflation-adjusted yields. In addition, we viewed the supply/demand backdrop for Treasuries as increasingly supportive, given the U.S. government's improving fiscal situation and reduced borrowing needs.
   We reduced our weighting in Asia during the six months. We held a relatively large weighting here through much of the period, which weighed heavily on the Fund's performance, given the negative impact the region's financial crisis had on bonds there generally. Due to the area's deteriorating financial backdrop, we opted to sell most of our Indonesia and Thailand issues and selectively pare our exposure to South Korea.
   Elsewhere, we eliminated the bulk of our position in Latin America during the period. Most of our exposure here was in the form of intermediate-term Brazilian bank holdings, which we sold on profit-taking against what we viewed as an increasingly risky near-term economic environment.
   In terms of currency exposure, the majority of the Fund's portfolio securities was dollar-denominated in or hedged into dollars throughout the six months. This proved beneficial to the Fund's performance, given the continued rise of the dollar against most currencies during the period.

Dale C. Christensen
Co-Portfolio Manager

Charles C. van Vleet
Co-Portfolio Manager

   International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods.

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
WARBURG PINCUS ADVISOR INTERMEDIATE MATURITY GOVERNMENT FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 1998
--------------------------------------------------------------------------------
Dear Shareholder:                                                  June 16, 1998

   The objective of Warburg Pincus Advisor Intermediate Maturity Fund (the 'Fund') is a high level of current income consistent with capital preservation. The Fund invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Under normal market conditions, the Fund will maintain a weighted average portfolio maturity of between three and 10 years.
   For the six months ended April 30, 1998, the Fund had a total return of 2.69%, vs. a 3.06% return for the Lehman Intermediate Government Bond Index.* The Fund's since-inception (on August 15, 1997) average annual total return was 4.98%.
   The period was a positive one for the domestic fixed-income market, supported by continued benign inflation, an Asia-related focus on quality and projected federal budget surpluses. These factors ultimately outweighed fears that a strong economy would prompt the Federal Reserve to raise interest rates as a preemptive strike against potential inflation. Against this backdrop, virtually all major bond indexes advanced, albeit modestly.
   Our strategy throughout was to manage the Fund's interest-rate exposure from a risk-reward perspective. In practical terms, this meant extending the Fund's duration when inflation-adjusted yields were, in our view, attractive, and reducing duration when we believed market fundamentals were less favorable. We sought to keep a firm hand on risk, and thus attempted to err on the side of caution.
   In terms of sectors, we maintained a primary emphasis on Treasuries during the period, as we continued to find them most attractive on a risk-reward basis. We did, however, reduce our weighting here late in the period, using the proceeds to add to our position in mortgage-backed bonds, where we found a number of compelling values. Other areas in which we found good values included U.S.-agency issues and, to a lesser extent, asset-backed securities, specifically issues backed by Small Business Administration loans.

Dale C. Christensen                         M. Anthony E. van Daalen
Co-Portfolio Manager                        Co-Portfolio Manager

------------
* The Lehman Intermediate Bond Index is an unmanaged index (with no defined investment objective) of intermediate-term government bonds, and is calculated by Lehman Brothers Inc.

WARBURG PINCUS ADVISOR NEW YORK INTERMEDIATE MUNICIPAL FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 1998
--------------------------------------------------------------------------------
Dear Shareholder:                                                  June 16, 1998

   The objective of Warburg Pincus Advisor New York Intermediate Municipal Fund (the 'Fund') is maximum current interest income -- exempt from federal income tax and New York State and New York City personal income taxes -- to the extent consistent with prudent investment and the preservation of capital. A portion of the Fund's income may be subject to state and city taxes or the federal alternative minimum tax.
   Effective May 29, 1998, Patrick A. Bittner serves as Co-Portfolio Manager of the Fund, along with Co-Portfolio Managers Dale C. Christensen and Sharon B. Parente.

MANAGER COMMENTARY
   For the six months ended April 30, 1998, the Fund had a total return of 1.43%, vs. gains of 2.83% for the Lehman 5-year Municipal Bond Index* and 2.07% for the Lipper New York Intermediate Municipal Debt Funds Average.** The Fund's one-year return as of April 30, 1998 was 5.00%. Its since-inception (on August 5, 1996) average annual total return was 4.32%.
   The period was a positive one for municipal bonds, supported by continued benign inflation and improving federal and state budgets. Municipal bonds periodically struggled, however, due to fears of potential inflation, given the continued strong economy. A surge in municipal-bond issuance also weighed on the market, particularly during the second half of the period. Thus, most major municipal-bond indexes posted only modest gains for the six months.
   We made few noteworthy changes to the Fund during the period. We did, however, extend the Fund's duration as the period progressed, reflecting our more-positive view of inflation and interest rates. As a result, the Fund's duration was modestly longer than that of its Lehman benchmark at the end of period.
   In terms of credit quality, we kept the majority of the Fund invested in bonds rated AAA. In our judgment, yield spreads between these and lower-rated bonds generally remained too narrow to justify 'dropping down the credit ladder' in pursuit of higher yields. The Fund's average credit quality increased during the period, in large measure due to a credit upgrade of New

------------
 * The Lehman 5-year Municipal Bond Index is an unmanaged index of municipal bonds that is compiled by Lehman Brothers Inc. and has no defined investment objective.

** The Lipper New York Intermediate Municipal Debt Funds Average measures the average total return of all New York intermediate municipal debt funds tracked by Lipper Analytical Services Inc.

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
WARBURG PINCUS ADVISOR NEW YORK INTERMEDIATE MUNICIPAL FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 1998 (CONT'D)
--------------------------------------------------------------------------------
York City debt by a major rating agency. This had a favorable impact on the prices of the City's bonds, and hence the Fund's performance: We had a significant position in New York City debt, one we increased early in the period in continued anticipation of a credit upgrade.
   We made few changes in term of industry/sector allocation during the period. We remained most heavily weighted in the general-obligation, education and infrastructure areas. Sectors we continued to largely avoid included hospitals, against a questionable funding backdrop, and utilities, due to regulatory uncertainties.
   Going forward, we believe the New York municipal market's longer-term supply/demand fundamentals remain sound. We note with encouragement the relative ease with which May's $4.9 billion Long Island Power Authority issuance -- part of an eventual $7 billion issuance funding the state's partial takeover of the Long Island Lighting Company -- was absorbed by the market. We will, of course, continue to closely monitor shorter-term supply/demand trends, adjusting the Fund as we deem appropriate while seeking the most attractive risk-adjusted after-tax yields.

Sharon B. Parente
Co-Portfolio Manager

Patrick A. Bittner
Co-Portfolio Manager

Dale C. Christensen
Co-Portfolio Manager

WARBURG PINCUS FIXED INCOME FUND
STATEMENT OF NET ASSETS
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                             RATINGS
    PAR                                                   (MOODY'S/S&P)  MATURITY   RATE%       VALUE
-----------                                               -------------  --------   ------   ------------

CORPORATE BONDS (27.4%)
$ 2,000,000   ABN-AMRO Bank NV New York Branch
               Subordinate Deposit Notes (Callable
               08/01/04 @ $100.00)                        (Aa2, NR)      08/01/09   8.250    $  2,170,000
  4,140,000   Aetna Services, Inc.                        (A2, A)        08/15/06   7.125       4,290,075
    500,000   Belco Oil & Gas Corp. (Callable 09/15/02 @
               $104.44)                                   (B1, B)        09/15/07   8.875         510,000
  1,125,000   Citicorp                                    (A1, A)        03/15/04   7.125       1,168,594
  2,485,000   Comcast Cellular Corp. (Callable 5/01/02 @
               $104.75)                                   (Ba3, BB+)     05/01/07   9.500       2,596,825
  2,270,000   Conagra, Inc. Senior Notes (Putable
               08/01/00)                                  (Baa1, BBB+)   08/01/27   6.700       2,326,750
  5,000,000   Countrywide Home Loan, Inc. Medium Term
               Notes                                      (A3, A)        10/08/02   6.380       5,018,750
  4,015,000   Deutsche Bank Financial Notes               (Aa2, AA+)     04/25/09   7.500       4,311,106
  4,890,000   First Industrial LP (Putable 05/15/02 @
               $100.00)                                   (Baa2, BBB)    05/15/27   7.150       5,036,700
  5,930,000   First Union Corp. Subordinate Debentures
               (Putable 10/15/05 @ $100.00)               (A2, A-)       10/15/35   6.550       6,070,837
  3,000,000   Glenborough Realty Trust                    (Ba1, NR)      03/15/05   7.625       3,003,750
  1,000,000   Globalstar Capital Corp. Senior Notes
               (Callable 02/15/02 @ $105.69))             (B3, B)        02/15/04  11.375       1,030,000
  5,000,000   HSBC America Capital Trust (Callable
               05/15/07 @ $104.19)                        (NR, NR)       05/15/27   8.380       5,243,750
  5,355,000   Ingersoll-Rand Co. Medium Term Note         (A3, A-)       11/19/27   6.230       5,381,775
  5,500,000   J.C. Penney & Co. Inc. Debentures (Putable
               8/15/26 @ $100)                            (A2, A)        08/15/26   6.900       5,733,750
  1,000,000   Kingdom of Thailand Yankee Notes            (A3, A)        08/15/01   7.840         986,250
  1,000,000   Lenfest Communications, Inc. Senior Notes   (Ba3, BB+)     11/01/05   8.375       1,040,000
  1,500,000   Leucadia Capital Trust I (Callable
               01/15/07 @ $104.28)                        (A1, BBB)      01/15/27   8.650       1,642,500
  3,000,000   Lowe's Companies (Putable 5/15/07 @ $100)   (A2, A)        05/15/37   7.110       3,176,250
  2,045,000   Merck & Company, Inc. Medium Term Note
               (Putable 05/03/99 @ $100)                  (Aaa, AAA)     05/03/37   5.760       2,080,787
  1,955,000   Midland Bank PLC Yankee Subordinate Notes
               (Putable 05/01/07 @ $100.00)               (A1, A)        05/01/25   7.650       2,140,725
  1,235,000   Paging Network, Inc. (Callable 10/15/01 @
               105)                                       (B2, B)        10/15/08  10.000       1,287,487
  1,250,000   Paging Network, Inc. Senior Subordinate
               Notes (Callable 08/01/00 @ $105.06)        (B2, B)        08/01/07  10.125       1,318,750
  3,250,000   Philip Morris Companies, Inc. Notes         (NR, NR)       07/15/05   7.000       3,319,062
  2,750,000   Philips Electronics NV Notes (Putable
               06/01/06 @ $100.00)                        (A3, BBB+)     06/01/26   7.200       2,890,937
  1,000,000   Riggs Capital Trust II Preferred
               Securities Series C (Callable 03/15/07 @
               $104.44)                                   (Baa3, BB-)    03/15/27   8.875       1,080,000
  1,560,000   Rose Hills Acquisition Senior Subordinate
               Notes (Callable 11/15/00 @ $100)           (B2, B)        11/15/04   9.500       1,632,150
  5,175,000   Salomon Smith Barney Holdings               (A2, A)        10/01/04   6.375       5,194,406
  4,750,000   Southtrust Bank Birmingham                  (A1, A)        02/06/06   5.580       4,702,500
  1,000,000   State Street Boston Corp. Debentures
               (Putable 06/15/06 @ $100)                  (A1, AA-)      06/15/26   7.350       1,116,250
  1,000,000   TIG Capital Trust I Debentures (Callable
               1/15/07 @ $100)                            (Baa2, A-)     01/15/27   8.597       1,092,500
  3,200,000   Times Mirror Co. Notes (Putable 9/15/04 @
               $100)                                      (A2, A+)       09/15/27   6.610       3,288,000
  2,000,000   U.S. West Capital Funding Guaranteed
               (Putable 1/15/04 @ $100)                   (Baa1, BBB+)   01/15/37   6.950       2,080,000
  2,090,000   Unova, Inc.                                 (Baa2, BBB-)   03/15/05   6.875       2,097,838
  2,500,000   Viacom, Inc. (Callable 7/07/99 @ 103)       (B1, BB-)      07/07/06   8.000       2,543,750
                                                                                             ------------
TOTAL CORPORATE BONDS (Cost $96,577,396)                                                       98,602,804
                                                                                             ------------

                See Accompanying Notes to Financial Statements.
                                       8

WARBURG PINCUS FIXED INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                             RATINGS
    PAR                                                   (MOODY'S/S&P)  MATURITY   RATE%       VALUE
-----------                                               -------------  --------   ------   ------------

MORTGAGE-BACKED SECURITIES (26.5%)
$ 2,350,000   Asset Securitization Corp. (Nomura Asset
               Securities Corp.) Series 1996-D2, Class
               A2                                         (NR, AA)       02/14/29   7.210+   $  2,495,039
    282,108   Bankers Trust Co. Pass-Through CTFS Series
               1988-1, Class 1D                           (NR, AAA)      04/01/18   8.625         288,411
    402,690   Donaldson, Lufkin, & Jenrette, Inc.
               Acceptance Trust Series 1989-1, Class F    (Aaa, AAA)     08/01/19   11.000        444,288
  4,920,000   Fannie Mae, Series 1997-51, Class KB
               Guaranteed REMIC TR                        (Aaa, AAA)     03/20/08   7.000       5,003,341
 11,000,000   Fannie Mae, Series 1997-79, Class KB        (Aaa, AAA)     07/18/26   6.000      10,618,438
  4,700,000   Fannie Mae, Series 1998-M4, Class B         (NR, NR)       12/25/23   6.424       4,705,640
  8,800,000   Federal Home Loan Bank (Putable 12/03/02 @
               $100)                                      (Aaa, NR)      12/03/07   5.680       8,855,704
  3,040,000   Federal Home Loan Bank Zero Coupon          (NR, NR)       11/30/99   5.867#      2,780,293
    155,902   Federal Home Loan Mortgage Corp. PC Pool
               #220014                                    (Aaa, AAA)     10/01/01   8.750         159,690
  5,000,000   First Chicago/Lennar Trust, Series
               1997-CHl1, Class B                         (NR, NR)       04/29/06   8.035+      5,253,125
  1,000,000   First Street NB Commercial Mortgage
               Pass-Through CTFS Series FSI, Class B      (NR, NR)       10/20/23   7.607       1,000,781
  1,500,000   General Motors Acceptance Corp. Series
               96C-2B                                     (NR, A)        10/15/11   7.530       1,566,563
  1,000,000   General Motors Acceptance Corp. Series
               98-C1, Class E                             (NR, NR)       06/03/09   7.153       1,003,900
  5,000,000   Morgan Stanley Mortgage Trust Series 40,
               Class 8                                    (NR, AAA)      07/20/21   7.000       5,086,777
  4,970,000   Mortgage Capital Funding, Inc. Series
               1998-MC1, Class E                          (NR, NR)       01/19/08   7.060       5,008,100
 10,000,000   Nomura Asset Securities Corp. Series
               1998-D6, Class A3                          (NR, NR)       03/16/13   6.979      10,151,563
  4,000,000   Nomura Asset Securities Corp. Series
               1993-1, Class B1                           (NR, BBB)      12/15/01   6.680       4,024,375
  1,071,259   Nomura Asset Securities Corp. Series
               1994-4B, Class 4A                          (Aaa, AAA)     09/25/24   8.300       1,105,238
 10,986,099   Nomura Depository Trust Series 1998-ST1,
               Class A1                                   (Aaa, AAA)     01/15/03   5.905+     10,987,816
  6,084,703   Residential Funding Mortgage Securities I
               Series 96-S2, Class A1                     (NR, AAA)      01/25/11   6.750       6,105,154
  4,000,000   Resolution Trust Corp. 1994-C1, Class B     (NR, AA)       06/25/26   8.000       4,050,312
  1,294,257   Resolution Trust Corp. Pass-Through CTFS
               Series-95 C1, Class A-2C                   (Aaa, NR)      02/25/27   6.900       1,291,224
    783,664   Security Pacific Corp. Home Equity Loan
               Series 1991-1, Class B                     (Aaa, AAA)     05/15/98   8.850         787,568
  2,500,000   Shurgard Pass-Through CTFS Trust (Nomura
               Asset Securities Corp.) Series 1, Class 1  (NR, NR)       06/15/04   8.240       2,625,781
                                                                                             ------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $94,255,368)                                            95,399,121
                                                                                             ------------

UNITED STATES TREASURY OBLIGATIONS (40.7%)
U.S. Treasury Notes (27.0%)
  8,350,000   U.S. Treasury Note                          (Aaa, AAA)     07/15/98   8.250       8,404,358
 49,000,000   U.S. Treasury Note                          (Aaa, AAA)     02/29/00   5.500      48,928,455
 37,000,000   U.S. Treasury Note                          (Aaa, AAA)     05/15/01   8.000      39,437,926
    450,000   U.S. Treasury Note                          (Aaa, AAA)     08/15/02   6.375         461,880
U.S. Treasury Principal Strip Notes (13.7%)
 24,000,000   U.S. Treasury Principal Strip               (Aaa, AAA)     08/15/99   5.819#     22,353,600
 33,800,000   U.S. Treasury Principal Strip               (Aaa, AAA)     05/15/02   5,840#     26,978,143
                                                                                             ------------
TOTAL UNITED STATES TREASURY OBLIGATIONS
 (Cost $146,143,416)                                                                          146,564,362
                                                                                             ------------

AGENCY OBLIGATIONS (0.4%)
  1,419,905   Small Business Administration
               Guaranteed-Development Participation
               Certificate Debenture Series 1992-20D
               (Callable 4/1/98 @ 100) (Cost $1,149,905)  (NR, NR)       04/01/12   8.200       1,519,742
                                                                                             ------------

                See Accompanying Notes to Financial Statements.
                                       9

WARBURG PINCUS FIXED INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

  NUMBER
 OF SHARES                                                                RATE%                 VALUE
-----------                                                              --------            ------------
PREFERRED STOCK (3.8%)
Banks & Savings & Loans (0.3%)
     36,800   Banco Totta & Acores Financial Corp.
               Series A
               (Callable 10/11/06 @ $25.00)                                8.875             $    977,500
                                                                                             ------------
Communications & Media (0.9%)
      5,263   American Radio Systems Series B (Callable
               01/15/02 @ 105.69)                                         11.375                  621,034
      2,376   Time Warner, Inc. Series M (Callable
               07/01/06 @ $1,051.30)                                      10.250                2,664,090
                                                                                             ------------
                                                                                                3,285,124
                                                                                             ------------
Financial Services (0.5%)
     64,800   MEPC International Capital Series A
               (Callable 9/21/05 @ $25)                                    9.125                1,729,350
                                                                                             ------------
Real Estate (2.1%)
     72,000   Equity Residential Properties Series D
               REIT                                                        8.600                1,876,500
     30,000   Glenborough Realty Trust Series A
               (Convertible) REIT (Callable 01/16/03 @
               $25.95)                                                     7.750                  765,000
     58,200   Loewen Group Capital Series A REIT                           9.450                1,564,125
     76,650   Prime Retail, Inc. Series B (Convertible)
               REIT (Callable 03/31/99 @ $27.125)                          8.500                1,786,903
     26,250   Security Capital Industrial Trust Series C
               REIT (Callable 11/13/26 @ $50)                              8.540                1,403,325
     15,000   Walden Residential Properties, Inc. REIT
               (Callable 12/31/06 @ $25)                                   9.200                  396,563
                                                                                             ------------
                                                                                                7,792,416
                                                                                             ------------
TOTAL PREFERRED STOCK (Cost $13,176,357)                                                       13,784,390
                                                                                             ------------
    PAR
-----------
SHORT-TERM INVESTMENTS (0.5%)
 $1,869,000   Repurchase agreement with Goldman, Sachs &
              Co. dated 04/30/98 at 5.47% to be
              repurchased at $1,869,284 on 05/01/98.
              (Collateralized by a pro rata amount of
              U.S. Treasury Notes ranging in par values
              from $39,650,000 to $50,000,000,
              5.750%-7.250%, 09/30/01-05/15/04. Market
              value of collateral is $1,907,759.) (Cost
              $1,869,000)                                                                       1,869,000
                                                                                             ------------
TOTAL INVESTMENTS AT VALUE (99.4%)
 (Cost $353,441,442*)                                                                         357,739,419

OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)                                                    2,323,996
                                                                                             ------------
NET ASSETS (100.0%) (applicable to 34,520,584 Common
 Shares  and 339,670 Advisor Shares)                                                         $360,063,415
                                                                                             ------------
                                                                                             ------------
NET ASSET VALUE, offering and redemption price per Common Share
 ($356,556,362[div]34,520,584)                                                                     $10.33
                                                                                                   ------
                                                                                                   ------
NET ASSET VALUE, offering and redemption price per
 Advisor Share
 ($3,507,053[div]339,670)                                                                          $10.32
                                                                                                   ------
                                                                                                   ------

                            INVESTMENT ABBREVIATIONS

     CTFS = Certificates
       NR = Not Rated
     REIT = Real Estate Investment Trust
    REMIC = Real Estate Mortgage Investment Conduit

--------------------------------------------------------------------------------
+ On instruments with variable rates, the interest rate shown reflects the current rate as of April 30, 1998.
# Rate shown reflects yield to maturity on date of purchase.
* Cost for federal income tax purposes is $353,453,436.

                See Accompanying Notes to Financial Statements.
                                       10

WARBURG PINCUS GLOBAL FIXED INCOME FUND
STATEMENT OF NET ASSETS
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                     RATINGS
   PAR+                                            (MOODY'S/S&P)   MATURITY     RATE%         VALUE
-----------                                        -----------     --------     ------     ------------
BONDS (96.0%)
Australia (2.4%)
  1,000,000   BMW Australia Finance                (A1, NR)        07/09/01      9.000     $    709,449
  2,000,000   Societe Generale Australia           (AA2, AA-)      06/19/00      9.250        1,401,757
  3,000,000   State Bank of New South Wales        (Aaa, AAA)      02/26/01     12.250        2,292,117
                                                                                           ------------
                                                                                              4,403,323
                                                                                           ------------
Bermuda (2.7%)
  5,000,000(A) Bacardi-Martini Finance BV          (A, A)          07/23/98      5.750        4,995,055
                                                                                           ------------
Brazil (0.9%)
  1,000,000(A) Parmalat Brazil #                   (BB, BB)        05/14/98      8.500          999,160
    600,000(A) Rocal, Ltd.                         (B, B)          08/03/98     10.250          599,112
                                                                                           ------------
                                                                                              1,598,272
                                                                                           ------------
Canada (3.9%)
 10,000,000   Canadian Government                  (Aa1, AAA)      08/01/99      6.500        7,126,708
                                                                                           ------------
Cayman Islands (7.2%)
    450,000(A) Ayala Corp. International Finance
               (Zero Coupon) (Convertible)         (BBB, BBB)      12/08/00      8.280##        361,125
  1,000,000(A) Ayala Corp. International Finance
               (Convertible)                       (BBB, BBB)      07/30/02      0.500        1,000,000
  2,000,000(A) APP Global Finance FRN              (B3, NR)        04/17/02      9.969        1,500,000
  1,000,000(A) JG Summit (Cayman), Ltd.
               (Convertible) (Callable 12/23/96
               @ $100.00)                          (BB, BB)        12/23/03      3.500          586,250
 10,000,000(A) Santander International FRN         (Aa3, AA-)      08/14/02      5.625        9,982,500
                                                                                           ------------
                                                                                             13,429,875
                                                                                           ------------
China (0.5%)
  1,000,000(A) Guangdong Enterprises               (Baa3, BB)      05/22/07      8.875          888,750
                                                                                           ------------
Denmark (4.5%)
 50,000,000   Kingdom of Denmark                   (Aaa, AAA)      11/15/07      7.000        8,252,012
                                                                                           ------------
France (1.1%)
  1,000,000(D) Banque National de Paris            (Aa3, A+)       08/13/02      9.000          724,920
  1,000,000(D) Credit Local de France              (Aa1, AA+)      07/23/01      8.750          707,398
  1,100,000(B) Electricite de France               (Aaa, AAA)      07/20/98      5.375          614,647
                                                                                           ------------
                                                                                              2,046,965
                                                                                           ------------
Germany (20.2%)
  6,500,000   DSL Finance NV                       (Aaa, NR)       02/21/06      6.000        3,828,190
 28,500,000   German Government                    (Aaa, AAA)      10/14/05      6.500       17,363,639
  4,300,000   German Government                    (Aaa, AAA)      06/20/16      6.000        2,568,977
  5,000,000   Land Hessen Step Up Coupon
               (Putable 11/29/03
               at 100.00 DMK)                      (Aaa, AAA)      11/29/13      6.000        3,092,784
  7,000,000   Landesbank Rheinland Finance         (Aa1, AA+)      04/20/05      7.250        4,395,723
  9,500,000   Treuhandanstalt                      (Aaa, AAA)      09/09/04      7.500        6,035,107
                                                                                           ------------
                                                                                             37,284,420
                                                                                           ------------
Hong Kong (0.9%)
  2,000,000(A) Hong Kong Chinese Bank FRN
               (Callable 09/29/97 at $100.00)#     (Baa3, BBB-)    03/27/07      7.250        1,720,000

                                                                                           ------------

                See Accompanying Notes to Financial Statements.
                                       11

WARBURG PINCUS GLOBAL FIXED INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                     RATINGS
   PAR+                                            (MOODY'S/S&P)   MATURITY     RATE%         VALUE
-----------                                        -----------     --------     ------     ------------
BONDS (CONT'D)
Indonesia (0.3%)
    500,000(A) Daya Guna Samudera International
               Finance Co. BV (Callable
               06/01/02 at $105.00)                (Ba2, BB+)      06/01/07     10.000     $    437,500
     50,000(A) Indah Kiat International Finance
               Co. (Callable 06/15/01 at
               $106.25)                            (Ba2, BB)       06/15/06     12.500           46,000
                                                                                           ------------
                                                                                                483,500
                                                                                           ------------
Japan (2.5%)
  5,000,000(A) Fuji Bank, Ltd. FRN (Callable
               08/08/02 at $100.00)                (A3, NR)        08/29/49      6.425        4,525,000
                                                                                           ------------
Korea (3.7%)
  2,400,000(A) Korean Development Bank             (A1, A+)        03/15/01      9.500        2,433,000
  2,600,000(A) Korean Development Bank             (A1, A+)        03/30/01      9.500        2,635,750
  2,000,000(A) South Korea Telecom                 (A1, A+)        04/29/04      7.750        1,840,000
                                                                                           ------------
                                                                                              6,908,750
                                                                                           ------------
Netherlands (3.3%)
 11,000,000   Netherlands Government               (Aaa, AAA)      01/15/01      9.000        6,067,778
                                                                                           ------------
Portugal (5.4%)
 10,000,000(A) IMI Bank International FRN          (Aa3, AA-)      08/05/02      5.625        9,972,500
                                                                                           ------------
South Africa (1.6%)
  3,000,000(A) South African Government            (Baa3, BB+)     06/23/17      8.500        3,011,250
                                                                                           ------------
SupraNational (1.5%)
  5,000,000(B) International Bank For
               Reconstruction and Development      (Aaa, AAA)      10/13/99      7.250        2,906,450
                                                                                           ------------
Thailand (1.1%)
    500,000(A) Property Perfect Public Co., Ltd.
               (Convertible) (Callable 03/28/99
               at $100.00) (Matures at
               $128.00)**                          (D, D)          03/28/01      3.250           50,000
  2,000,000(A) Thailand Kingdom                    (Baa1, BBB)     08/01/99      8.700        2,010,000
                                                                                           ------------
                                                                                              2,060,000
                                                                                           ------------
United Kingdom (1.9%)
  2,000,000(C) North American Capital Corp.        (Aa2, AA-)      11/17/03      8.250        3,538,349
                                                                                           ------------
United States (30.4%)
 11,000,000   Federal Home Loan Banks              (Aaa, AAA)      11/30/99      5.870##     10,060,269
  4,800,000   U.S. Treasury Note                   (Aaa, AAA)      03/31/00      5.500        4,793,712
  9,800,000   U.S. Treasury Note                   (Aaa, AAA)      02/15/01      5.375        9,742,865
  5,000,000   U.S. Treasury Note                   (Aaa, AAA)      02/28/01      5.625        5,000,200
 21,000,000   U.S. Treasury Note                   (Aaa, AAA)      08/15/07      6.125       21,558,390
  6,500,000   U.S. Treasury Principal Strip        (Aaa, AAA)      08/15/02      5.780##      5,116,215
                                                                                           ------------
                                                                                             56,271,651
                                                                                           ------------
TOTAL BONDS (Cost $182,956,127)                                                             177,490,608
                                                                                           ------------
 NUMBER OF
  SHARES
-----------
PREFERRED STOCK (0.3%)
U.S. (0.3%)
     15,000   WBK Strypes Trust (Convertible)
               (Cost $458,400)                                                  10.000          511,875
                                                                                           ------------

                See Accompanying Notes to Financial Statements.
                                       12

WARBURG PINCUS GLOBAL FIXED INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

    PAR                                                                                       VALUE
-----------                                                                                ------------
SHORT TERM INVESTMENTS (0.6%)
$ 1,109,000   Repurchase agreement with
              Goldman, Sachs & Co. dated
              04/30/98 at 5.47% to be
              repurchased at $1,109,000 on
              05/01/98. (Collateralized by a
              pro rata amount of U.S. Treasury
              Notes ranging in par value from
              $39,650,000-$50,000,000,
              5.75%-6.50%, 09/30/01-5/15/04.
              Market value of collateral is
              $1,131,998) (Cost $1,109,000.)                                               $  1,109,000
                                                                                           ------------
TOTAL INVESTMENTS AT VALUE (96.9%)
 (Cost $184,523,527*)                                                                       179,111,483
OTHER ASSETS IN EXCESS OF LIABILITES (3.1%)                                                   5,701,924
                                                                                           ------------
NET ASSETS (100.0%) (applicable to 17,127,625 Common Shares
and 706,067 Advisor Shares)                                                                   $184,813,407
                                                                                           ------------
                                                                                           ------------
NET ASSET VALUE, offering and redemption price per Common
Share
 ($177,510,001[div]17,127,625)                                                                   $10.36
                                                                                                 ------
                                                                                                 ------
NET ASSET VALUE, offering and redemption price per Advisor
Share
 ($7,303,406[div]706,067)                                                                        $10.34
                                                                                                 ------
                                                                                                 ------

                            INVESTMENT ABBREVIATIONS

      DMK  = German Marks
      FRN  = Floating Rate Note
       NR  = Not Rated

--------------------------------------------------------------------------------
  + Unless otherwise indicated below, all securities are denominated in the currency of the issuers' country of origin.
 (A) Denominated in U.S. Dollars.
 (B) Denominated in German Marks.
 (C) Denomninated in British Pounds.
 (D) Denominated in Australian Dollars.
  #  Not readily marketable security.
 ##  Rate shown reflects yield to maturity on date of purchase.
 **  Security is in default.
  *  Also cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.
                                       13

WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND
STATEMENT OF NET ASSETS
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                             RATINGS
   PAR                                                    (MOODY'S/S&P)   MATURITY   RATE%       VALUE
----------                                                --------------  --------   ------   -----------
AGENCY OBLIGATIONS (6.8%)
Agency Obligations (3.8%)
$  425,000   AID Israel Series 1-B [Aaa, AAA]             (Aaa, AAA)      04/01/06   8.500    $   468,563
   658,195   Small Business Administration Guaranteed
              Development Participation Certificate
              Series 1992-10B                             (Aaa, AAA)      04/01/02   7.450        666,114
   757,184   Small Business Administration Guaranteed
              Development Participation Certificate
              Series 1992-10C                             (Aaa, AAA)      07/01/02   6.600        754,344
                                                                                              -----------
                                                                                                1,889,021
                                                                                              -----------
Other (3.1%)
 1,500,000   Private Export Funding Corp. Secured Notes
              Series BB                                   (Aaa, AAA)      10/30/98   9.100      1,524,375
                                                                                              -----------
TOTAL AGENCY OBLIGATIONS (Cost $3,434,756)                                                      3,413,396
                                                                                              -----------
MORTGAGE-BACKED SECURITIES (37.0%)
   551,985   Federal Home Loan Bank Series Dt-02 Class
              1                                           (Aaa, AAA)      12/20/02   6.250        548,651
 2,000,000   Federal Home Loan Bank Series El-04 Class
              1                                           (Aaa, AAA)      04/23/04   7.130      2,021,660
 2,000,000   Federal Home Loan Mortgage Corp. Series
              1275 Class VN                               (Aaa, AAA)      02/15/05   7.000      2,022,747
 2,000,000   Federal Home Loan Mortgage Corp. Series
              1490 Class CA                               (Aaa, AAA)      04/15/08   6.500      2,031,099
 1,500,000   Federal National Mortgage Association
              Series G97-1 Class J                        (Aaa, AAA)      02/18/04   6.750      1,513,336
 2,000,000   Federal National Mortgage Association
              1997-51, Class KB                           (Aaa, AAA)      03/20/08   7.000      2,033,878
 4,033,000   Federal National Mortgage Association
              Series G93-13 Class H                       (Aaa, AAA)      09/25/22   6.000      3,923,688
 2,400,000   Federal National Mortgage Association
              REMIC 98-M4                                 (Aaa, AAA)      12/25/23   6.424      2,402,880
   973,826   GE Capital Mortgage Services, Inc. Series
              1994-7 Class A10                            (Aaa, AAA)      02/25/09   6.000        950,452
 1,000,000   Morgan Stanley Mortgage Trust Series 40
              Class 8                                     (Aaa, AAA)      07/20/21   7.000      1,017,355
                                                                                              -----------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $18,298,315)                                            18,465,746
                                                                                              -----------
UNITED STATES TREASURY OBLIGATIONS (51.1%)
U.S. Treasury Bonds/Notes (41.1%)
 2,000,000   U.S. Treasury Bond                           (Aaa, AAA)      11/15/11   14.000     3,083,220
 3,000,000   U.S. Treasury Bond                           (Aaa, AAA)      11/15/12   10.375     3,971,130
 2,300,000   U.S. Treasury Note                           (Aaa, AAA)      07/15/98   8.250      2,314,973
 4,320,000   U.S. Treasury Note                           (Aaa, AAA)      05/15/01   8.000      4,604,644
 5,935,000   U.S. Treasury Note                           (Aaa, AAA)      02/15/05   7.500      6,518,233
U.S. Treasury Principal Strip Notes (10.0%)
 4,700,000   U.S. Treasury Principal Strip                (Aaa, AAA)      08/15/99   5.562#     4,377,580
   795,000   U.S. Treasury Principal Strip                (Aaa, AAA)      05/15/02   5.840#       634,545
                                                                                              -----------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $25,052,838)                                    25,504,325
                                                                                              -----------
SHORT TERM INVESTMENTS (4.0%)

 2,000,000   Repurchase agreement with Goldman, Sachs &
             Co. dated 04/30/98 at 5.47% to be
             repurchased at $2,000,303.80
             on 05/01/98. (Collateralized by a pro rata
             amount of
             U.S. Treasury Notes ranging in par values
             from
             $39,650,000-$50,000,000, 5.750%-7.250%,
             09/30/01-05/15/04. Market value of
             collateral is $2,041,475.)
             (Cost $2,000,000)                                                                  2,000,000
                                                                                              -----------
TOTAL INVESTMENTS AT VALUE (99.0%) (Cost $48,785,909*)                                         49,383,467

OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)                                                      488,600
                                                                                              -----------

NET ASSETS (100.0%) (applicable to 4,960,814 Common Shares and 640 Advisor Shares)            $49,872,067
                                                                                              -----------
                                                                                              -----------
NET ASSET VALUE, offering and redemption price per Common Share ($49,865,631[div]4,960,814)        $10.05
                                                                                                   ------
                                                                                                   ------
NET ASSET VALUE, offering and redemption price per Advisor Share ($6,436[div]640)                  $10.06
                                                                                                   ------
                                                                                                   ------
                                 INVESTMENT ABBREVIATIONS
                     REMIC = Real Estate Mortgage Investment Conduit.

--------------------------------------------------------------------------------
# Rate shown reflects yield to maturity on date of purchase.
* Cost for federal income tax purposes is $48,981,627.

                See Accompanying Notes to Financial Statements.
                                       14

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
STATEMENT OF NET ASSETS
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                      RATINGS
   PAR                                              (MOODY'S/S&P)   MATURITY     RATE%         VALUE
----------                                          ------------    --------     ------     -----------
MUNICIPAL BONDS (97.4%)
NEW YORK (84.8%)
$1,000,000   Housing N Y Corp. Revenue Bond         (A1, AA)        11/01/03      6.000     $ 1,073,750
 2,000,000   Metropolitan Transportation
              Authority Commuter Facilities
              Revenue Bond Series C-2               (Aaa, AAA)      07/01/05      6.000       2,172,500
 1,750,000   Metropolitan Transportation
              Authority Commuter Facilities
              Revenue Bond Series D                 (Aaa, AAA)      07/01/05      6.000       1,900,937
 3,000,000   Municipal Assistance Corp. for New
              York City Revenue Bond Series L       (Aa2)           07/01/04      6.000       3,240,000
   500,000   Municipal Assistance Corp. for New
              York City Revenue Bond Series J       (Aa2, AA-)      07/01/04      5.000         513,125
   300,000   Municipal Assistance Corp. for New
              York City Revenue Bond Series J       (Aa2, AA-)      07/01/04      6.000         324,000
 1,100,000   Nassau County New York General
              Obligation Bond General
              Improvements Series S                 (Aaa, AAA)      03/01/06      5.000       1,116,500
 1,350,000   Nassau County New York General
              Obligation Bond General
              Improvements Series R (FGIC
              Insured)                              (Aaa, AAA)      11/01/02      5.125       1,390,500
 1,045,000   Nassau County New York General
              Obligation Bond Series L (FGIC
              Insured) (Escrowed To Maturity)       (Aaa, AAA)      11/15/01      6.300       1,124,681
 3,000,000   New York City General Obligation
              Bond Series A                         (Baa1, BBB)     08/01/06      7.000       3,420,000
 1,000,000   New York City General Obligation
              Bond Series C-Subseries C-1
              (Pre-Refunded 08/01/02 @ $101.50)     (Aaa, AAA)      08/01/02      6.375       1,090,000
 2,000,000   New York City General Obligation
              Bond Series E                         (Baa1, BBB+)    08/01/10      5.900       2,117,500
 1,000,000   New York City General Obligation
              Bond Series G                         (Baa1, BBB+)    02/01/06      5.750       1,053,750
 2,000,000   New York City General Obligation
              Bond Series L                         (Baa1, BBB+)    08/01/02      5.500       2,072,500
 2,000,000   New York City Municipal Water
              Finance Authority Water & Sewer
              System Revenue Bond Series C
              (Pre-Refunded 06/15/01 @ $101.50)     (Aaa, A-)       06/15/01      7.750       2,227,500
 1,000,000   New York NY General Obligation Bond
              Series G                              (Baa1, BB)      08/01/03      5.000       1,015,000
 1,500,000   New York State Dormitory Authority
              Revenue Bond City University
              Series B (AMBAC Insured)              (Aaa, AAA)      07/01/03      6.000       1,606,875
 3,000,000   New York State Dormitory Authority
              Revenue Bond City University
              Series A                              (Baa1, BB)      07/01/05      5.700       3,157,500
 2,000,000   New York State Dormitory Authority
              Revenue Bond Education Facilities
              Improvement                           (Aaa, A-)       05/15/07      6.000       2,175,000
 1,000,000   New York State Dormitory Authority
              Revenue Bond Hospital Insd Mtg.
              Series A                              (Aaa, AAA)      02/15/08      5.250       1,040,000
 1,000,000   New York State Dormitory Authority
              Revenue Bond New York University
              Series A                              (Aaa, AAA)      07/01/07      5.000       1,023,750
 1,000,000   New York State Dormitory Authority
              Revenue Bond Rockefeller
              University (Callable 07/01/08 @
              $101)                                 (Aaa, AAA)      07/01/16      5.000         975,000
 1,000,000   New York State Dormitory Authority
              Revenue Bond Sloan Kettering
              Memorial Cancer Center                (Aaa, AAA)      07/01/19      5.750       1,073,750

                See Accompanying Notes to Financial Statements.
                                       15

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
STATEMENT OF NET ASSETS (CONT'D)
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                      RATINGS
   PAR                                              (MOODY'S/S&P)   MATURITY     RATE%         VALUE
----------                                          ------------    --------     ------     -----------
NEW YORK (Cont'd.)
$2,000,000   New York State Dormitory Authority
              Revenue Bond State University
              Educational Facilities Series A       (A3, A-)        05/15/02      5.400     $ 2,075,000
   225,000   New York State Dormitory Authority
              Revenue Bond State University
              Educational Facilities Series A
              (Pre-Refunded 05/15/99 @ $102)        (A3, A-)        05/15/99      7.000         236,281
 1,000,000   New York State Dormitory Authority
              Revenue Bond State University
              Educational Facilities Series B
              (Pre-Refunded 05/15/00 @ $102)        (Aaa, A-)       05/15/00      7.250       1,078,750
 2,495,000   New York State Dormitory Authority
              Revenue Bond State University
              Facilities Lease Revenue Series A     (Aaa, AAA)      07/01/06      5.750       2,682,125
 1,000,000   New York State Dormitory Authority
              Revenue Bond Upstate Community
              Colleges Series A (Pre-Refunded
              07/01/00 @ $102)                      (Baa1, BBB+)    07/01/00      7.600       1,087,500
 1,000,000   New York State Dormitory Authority
              Revenue Bond Upstate Community
              Colleges Series A                     (Baa1, BBB+)    07/01/02      5.300       1,028,750
   750,000   New York State Dormitory Authority
              Revenue Bond Upstate Community
              Colleges Series A                     (Baa1, BBB+)    07/01/01      5.200         765,938
 1,000,000   New York State Environmental
              Facility Corp. Revenue Bond Series
              A                                     (Aaa, AAA)      06/15/04      4.300         996,250
 2,000,000   New York State General Obligation
              Bond Series C                         (A2, A)         10/01/03      6.000       2,150,000
 1,200,000   New York State General Obligation
              Bond Series C                         (A2, A)         10/01/04      6.000       1,297,500
 2,500,000   New York State Housing Finance
              Agency Service Contract Obligation
              Revenue Bond Series C (Pre-
              Refunded 09/15/01 @ $102)             (Aaa, AAA)      09/15/01      7.300       2,781,250
 1,000,000   New York State Local Government
              Assistance Corp. Revenue Bond
              Series A                              (Aaa, AAA)      04/01/05      5.000       1,025,000
 1,000,000   New York State Local Government
              Assistance Corp. Revenue Bond
              Series A                              (A3, A+)        04/01/05      5.400       1,042,500
   600,000   New York State Local Government
              Assistance Corp. Revenue Bond
              Series A                              (A3, A+)        04/01/06      6.000         649,500
 1,000,000   New York State Local Government
              Assistance Corp. Revenue Bond
              Series A                              (A3, A+)        04/01/07      6.000       1,087,500
 1,000,000   New York State Local Government
              Assistance Corp. Revenue Bond
              Series A (Pre-Refunded 04/01/02 @
              $102)                                 (Aaa, AAA)      04/01/02      7.125       1,115,000
 1,730,000   New York State Local Government
              Assistance Corp. Revenue Bond
              Series B                              (Aaa, AAA)      04/01/01      7.500       1,911,650
 2,000,000   New York State Local Government
              Assistance Corp. Revenue Bond
              Series B                              (Aaa, AAA)      04/01/21      5.000       1,910,000
 1,000,000   New York State Thruway Authority
              Service Contract Revenue Bond         (Baa1, BBB+)    01/01/01      7.250       1,092,500
 2,000,000   New York State Thruway Authority
              General Revenue Bond Series D         (Aa3, AA-)      01/01/01      4.700       2,017,500
   850,000   New York State Thruway Authority
              Service Contract Revenue Bond
              Local Highway & Bridges Series A      (Baa1, BBB+)    04/01/01      5.500         870,188
 3,000,000   New York State Thruway Authority
              Service Contract Revenue Bond
              Local Highway & Bridges Series A      (Aaa, AAA)      01/01/04      6.000       3,228,750

                See Accompanying Notes to Financial Statements.
                                       16

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
STATEMENT OF NET ASSETS (CONT'D)
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                      RATINGS
   PAR                                              (MOODY'S/S&P)   MATURITY     RATE%         VALUE
----------                                          ------------    --------     ------     -----------
NEW YORK (Cont'd.)
$1,000,000   New York State Urban Development
              Corp. Revenue Bond Correctional
              Capital A (AMBAC Insured)             (Aaa, AAA)      01/01/06      5.400     $ 1,050,000
 2,500,000   New York State Urban Development
              Corp. Revenue Bond Correctional
              Capital Facilicities Series 1
              (Pre-Refunded 01/01/00 @ $102)
              (FSA Insured)                         (Aaa, Aaa)      01/01/00      7.500       2,681,250
 3,000,000   Port Authority of New York & New
              Jersey Revenue Bond Consolidated
              72nd Series (Pre-Refunded 10/01/92
              @ $101)                               (A1, AA-)       10/01/02      7.350       3,375,000
 1,000,000   Triborough Bridge & Tunnel
              Authority General Purpose Revenue
              Bond Series A                         (Aa3, A+)       01/01/07      5.500       1,060,000
 2,000,000   Triborough Bridge & Tunnel
              Authority New York Revenue Bond
              Series T (Pre-Refunded 01/01/01 @
              $102)                                 (Aaa, A+)       01/01/01      7.000       2,172,500
                                                                                            -----------
TOTAL NEW YORK (Cost $77,929,947)                                                            79,372,300
                                                                                            -----------
PUERTO RICO (12.6%)
 1,000,000   Puerto Rico Commonwealth Aqueduct &
              Sewer Authority Revenue Bond (MBIA
              Insured)                              (Aaa, AAA)      07/01/07      6.000       1,111,250
   140,000   Puerto Rico Commonwealth Aqueduct &
              Sewer Authority Revenue Bond
              (Escrowed To Maturity) (Callable
              07/01/98 @ $100)                      (Aaa, AAA)      07/01/99      7.875         143,325
 1,000,000   Puerto Rico Commonwealth General
              Obligation Bond                       (Baa1, A)       07/01/00      5.500       1,027,500
 3,000,000   Puerto Rico Commonwealth General
              Obligation Bond (MBIA Insured)        (Aaa, AAA)      07/01/01      5.500       3,112,500
 2,000,000   Puerto Rico Commonwealth
              Infrastructure Finance Authority
              Revenue Bond Series 1997 Class A      (Aaa, BAA1)     07/01/11      5.000       2,027,500
 2,000,000   Puerto Rico Electric Power
              Authority Power Revenue Bond
              Series EE (Callable 07/01/08 @
              $101.5)                               (Aaa, AAA)      07/01/16      5.250       2,042,500
   500,000   Puerto Rico Electric Power
              Authority Series N (Callable
              07/01/99 @ $101.50)                   (Baa1, BBB+)    07/01/00      6.800         522,500
 1,700,000   Puerto Rico Public Building
              Authority Revenue Bond Series I
              (FGIC Insured)                        (Aaa, AAA)      07/01/99      6.850       1,759,500
                                                                                            -----------
TOTAL PUERTO RICO (Cost $11,554,108)                                                         11,746,575
                                                                                            -----------
TOTAL MUNICIPAL BONDS (Cost $89,484,055)                                                    $91,118,875
                                                                                            -----------
                                                                                            -----------

                See Accompanying Notes to Financial Statements.
                                       17

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
STATEMENT OF NET ASSETS (CONT'D)
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

  SHARES                                                                                       VALUE
-----------                                                                                 -----------

MONEY MARKET FUNDS (1.5%)
 $1,421,513   Federated Investments New York Municipal
              Cash Trust                                                                    $ 1,421,513
      5,066   Nuveen Tax Exempt Money Fund                                                        5,066
                                                                                            -----------
TOTAL MONEY MARKETS FUNDS (Cost $1,426,579)                                                   1,426,579
                                                                                            -----------
TOTAL INVESTMENTS AT VALUE (98.9%) (Cost $90,910,634*)                                       92,545,454

OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)                                                  1,046,420
                                                                                            -----------
NET ASSETS (100.0%) (applicable to 9,091,493 Common Shares and 15.46 Advisor Shares)        $93,591,874
                                                                                            -----------
                                                                                            -----------
NET ASSET VALUE, offering and redemption price per Common Share
  ($93,591,715[div]9,091,493)                                                                    $10.29
                                                                                                 ------
                                                                                                 ------
NET ASSET VALUE, offering and redemption price per Advisor Share ($159[div]15.46)                $10.28
                                                                                                 ------
                                                                                                 ------

                            INVESTMENT ABBREVIATIONS

AMBAC  = American Municipal Bond Assurance Corporation
FGIC   = Financial Guaranty Insurance Company
FSA    = Financial Security Assurance Inc.
MBIA   = Municipal Bonds Investors Assurance Inc.

--------------------------------------------------------------------------------
* Also cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.
                                       18

WARBURG PINCUS FIXED INCOME FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                          WARBURG PINCUS     WARBURG PINCUS
                                                       WARBURG PINCUS      INTERMEDIATE         NEW YORK
                                    WARBURG PINCUS         GLOBAL            MATURITY         INTERMEDIATE
                                     FIXED INCOME       FIXED INCOME        GOVERNMENT         MUNICIPAL
                                         FUND               FUND               FUND               FUND
                                    --------------     --------------     --------------     --------------

INVESTMENT INCOME:
   Dividends                         $    728,071       $     23,513        $        0         $   19,896
   Interest                             9,846,447          6,030,755         1,550,256          2,289,953
                                    --------------     --------------     --------------     --------------
       Total investment income         10,574,518          6,054,268         1,550,256          2,309,849
                                    --------------     --------------     --------------     --------------
EXPENSES:
   Investment advisory                    812,885            935,070           123,188            189,216
   Administrative services                246,637            141,956            38,131             73,832
   Audit                                    7,449              7,218             5,953              6,023
   Custodian                               28,368             79,744             7,550              7,634
   Directors/Trustees                       4,959              4,959             4,959              4,959
   Insurance                                1,808              1,371               686                788
   Interest                                   411              1,627               145                163
   Legal                                   11,430             18,990             7,438              5,752
   Printing                                16,065             12,434             3,472              4,464
   Registration                            39,458             43,141            32,059              5,279
   Shareholder
     servicing/distribution                 4,835             21,974                 6                  0
   Transfer agent                          69,023             70,957            14,626              7,617
   Miscellaneous                           14,675              7,934             6,265              6,306
                                    --------------     --------------     --------------     --------------
                                        1,258,003          1,347,375           244,478            312,033
   Less: fees waived, expenses
     reimbursed and transfer
     agent offsets                        (33,841)          (437,084)          (96,647)           (28,209)
                                    --------------     --------------     --------------     --------------
       Total expenses                   1,224,162            910,291           147,831            283,824
                                    --------------     --------------     --------------     --------------
         Net investment income          9,350,356          5,143,977         1,402,425          2,026,025
                                    --------------     --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) FROM INVESTMENTS AND
 FOREIGN CURRENCY RELATED ITEMS:
   Net realized gain (loss) from
     security transactions                287,581         (8,393,503)          102,019            224,663
   Net realized loss from
     futures contracts                          0                  0                 0           (129,543)
   Net realized gain from
     foreign currency related
     items                                      0          3,080,454                 0                  0
   Net change in unrealized
     appreciation (depreciation)
     from investments and
     foreign currency related
     items                               (929,190)           754,044          (108,236)          (554,583)
                                    --------------     --------------     --------------     --------------
         Net realized and
           unrealized loss from
           investments and
           foreign currency
           related items                 (641,609)        (4,559,005)           (6,217)          (459,463)
                                    --------------     --------------     --------------     --------------
         Net increase in net
           assets resulting from
           operations                $  8,708,747       $    584,972        $1,396,208         $1,566,562
                                    --------------     --------------     --------------     --------------
                                    --------------     --------------     --------------     --------------

                See Accompanying Notes to Financial Statements.
                                       19

WARBURG PINCUS FIXED INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                              WARBURG PINCUS                    WARBURG PINCUS
                               FIXED INCOME                   GLOBAL FIXED INCOME
                                   FUND                              FUND
                      -------------------------------   -------------------------------
                      FOR THE SIX                       FOR THE SIX
                      MONTHS ENDED                      MONTHS ENDED
                       APRIL 30,         FOR THE         APRIL 30,         FOR THE
                          1998          YEAR ENDED          1998          YEAR ENDED
                      (UNAUDITED)    OCTOBER 31, 1997   (UNAUDITED)    OCTOBER 31, 1997
                      ------------   ----------------   ------------   ----------------
FROM OPERATIONS:
   Net investment
    income            $  9,350,356     $ 11,763,370     $  5,143,977     $  9,571,069
   Net realized gain
    (loss) from
    security
    transactions           287,581        2,567,404       (8,393,503)         997,045
   Net realized loss
    from futures
    contracts                    0                0                0                0
   Net realized gain
    from foreign
    currency related
    items                        0                0        3,080,454        5,666,273
   Net change in
    unrealized
    appreciation
    (depreciation)
    from investments
    and foreign
    currency related
    item                  (929,190)       4,335,965          754,044       (7,300,971)
                      ------------         --------     ------------         --------
      Net increase
       in net assets
       resulting
       from
       operations        8,708,747       18,666,739          584,972        8,933,416
                      ------------         --------     ------------         --------
FROM DISTRIBUTIONS:
   Dividends from
    net investment
    income:
      Common Shares     (9,109,844)     (11,629,029)      (2,609,813)      (5,284,076)
      Advisor Shares      (240,512)        (134,341)        (119,028)        (138,557)
   Distributions in
    excess of net
    investment
    income:
      Common Shares              0          (43,878)               0                0
      Advisor Shares             0             (507)               0                0
   Distributions
    from realized
    gains:
      Common Shares     (2,591,321)         (48,275)      (7,174,030)      (8,015,321)
      Advisor Shares       (32,099)            (295)        (369,562)        (217,278)
   Distributions in
    excess of
    realized gains:
      Common Shares              0                0                0                0
      Advisor Shares             0                0                0                0
                      ------------         --------     ------------         --------
      Net decrease
       in net assets
       from
       distributions   (11,973,776)     (11,856,325)     (10,272,433)     (13,655,232)
                      ------------         --------     ------------         --------
FROM CAPITAL SHARE
 TRANSACTIONS:
   Proceeds from
    sale of shares     149,465,694      162,592,301       52,745,014      143,481,964
   Reinvested
    dividends            9,349,005       10,208,471        9,433,087       11,976,799
   Net asset value
    of shares
    redeemed           (64,901,496)     (62,291,323)     (71,342,790)     (78,182,283)
                      ------------         --------     ------------         --------
      Net increase
       (decrease) in
       net assets
       from capital
       share
       transactions     93,913,203      110,509,449       (9,164,689)      77,276,480
                      ------------         --------     ------------         --------
      Net increase
       (decrease) in
       net assets       90,648,174      117,319,863      (18,852,150)      72,554,664
NET ASSETS:
   Beginning of year   269,415,241      152,095,378      203,665,557      131,110,893
                      ------------         --------     ------------         --------
   End of year        $360,063,415     $269,415,241     $184,813,407     $203,665,557
                      ------------         --------     ------------         --------
                      ------------         --------     ------------         --------
   Undistributed net
    investment
    income            $          0     $          0     $  2,211,523     $  4,259,525
                      ------------         --------     ------------         --------
                      ------------         --------     ------------         --------


                              WARBURG PINCUS
                           INTERMEDIATE MATURITY
                                GOVERNMENT                     WARBURG PINCUS
                                   FUND                NEW YORK INTERMEDIATE MUNICIPAL
                       -----------------------------                FUND
                       FOR THE SIX                     -------------------------------
                         MONTHS                        FOR THE SIX
                          ENDED                        MONTHS ENDED
                        APRIL 30,       FOR THE         APRIL 30,         FOR THE
                          1998         YEAR ENDED          1998          YEAR ENDED
                       (UNAUDITED)  OCTOBER 31, 1997   (UNAUDITED)    OCTOBER 31, 1997
                       -----------  ----------------   ------------   ----------------
FROM OPERATIONS:
   Net investment
    income             $ 1,402,425    $  2,729,091     $  2,026,025     $  3,661,370
   Net realized gain
    (loss) from
    security
    transactions           102,019          90,816          224,663           36,485
   Net realized loss
    from futures
    contracts                    0               0         (129,543)        (200,642)
   Net realized gain
    from foreign
    currency related
    items                        0               0                0                0
   Net change in
    unrealized
    appreciation
    (depreciation)
    from investments
    and foreign
    currency related
    item                  (108,236)        353,152         (554,583)       1,078,145
                       -----------        --------     ------------         --------
      Net increase
       in net assets
       resulting
       from
       operations        1,396,208       3,173,059        1,566,562        4,575,358
                       -----------        --------     ------------         --------
FROM DISTRIBUTIONS:
   Dividends from
    net investment
    income:
      Common Shares     (1,402,312)     (2,729,076)      (2,026,023)      (3,661,362)
      Advisor Shares          (113)            (15)              (2)              (8)
   Distributions in
    excess of net
    investment
    income:
      Common Shares              0               0                0                0
      Advisor Shares             0               0                0                0
   Distributions
    from realized
    gains:
      Common Shares              0        (348,504)               0         (950,202)
      Advisor Shares             0               0                0               (2)
   Distributions in
    excess of
    realized gains:
      Common Shares              0        (197,030)               0                0
      Advisor Shares             0               0                0                0
                       -----------        --------     ------------         --------
      Net decrease
       in net assets
       from
       distributions    (1,402,425)     (3,274,625)      (2,026,025)      (4,611,574)
                       -----------        --------     ------------         --------
FROM CAPITAL SHARE
 TRANSACTIONS:
   Proceeds from
    sale of shares      13,925,864      22,575,023       22,076,495       48,740,584
   Reinvested
    dividends              955,031       2,608,543        1,434,644        4,063,047
   Net asset value
    of shares
    redeemed           (13,426,316)    (24,347,987)     (18,403,524)     (41,384,144)
                       -----------        --------     ------------         --------
      Net increase
       (decrease) in
       net assets
       from capital
       share
       transactions      1,454,579         835,579        5,107,615       11,419,487
                       -----------        --------     ------------         --------
      Net increase
       (decrease) in
       net assets        1,448,362         734,013        4,648,152       11,383,271
NET ASSETS:
   Beginning of year    48,423,705      47,689,692       88,943,722       77,560,451
                       -----------        --------     ------------         --------
   End of year         $49,872,067    $ 48,423,705     $ 93,591,874     $ 88,943,722
                       -----------        --------     ------------         --------
                       -----------        --------     ------------         --------
   Undistributed net
    investment
    income             $         0    $          0     $          0     $          0
                       -----------        --------     ------------         --------
                       -----------        --------     ------------         --------

                See Accompanying Notes to Financial Statements.
                                       20

WARBURG PINCUS FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                 FOR THE SIX
                                                 MONTHS ENDED                             JULY 3, 1996
                                                  APRIL 30,           FOR THE           (COMMENCEMENT OF
                                                     1998            YEAR ENDED        OPERATIONS) THROUGH
                                                 (UNAUDITED)      OCTOBER 31, 1997      OCTOBER 31, 1996
                                                 ------------     ----------------     -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $10.43             $10.10                $  9.90
                                                     -----              -----                  -----

   Income from Investment Operations:
   Net Investment Income                               .28                .60                    .19
   Net Gain (Loss) on Securities and Foreign
     Currency Related Items (both realized
     and unrealized)                                  (.02)               .33                    .20
                                                     -----              -----                  -----
       Total from Investment Operations                .26                .93                    .39
                                                     -----              -----                  -----
   Less Distributions:
   Dividends from Net Investment Income               (.28)              (.60)                  (.19)
   Distributions in Excess of Net Investment
     Income                                            .00                .00                    .00
   Distributions from Realized Gains                  (.09)               .00                    .00
                                                     -----              -----                  -----
       Total Distributions                            (.37)              (.60)                  (.19)
                                                     -----              -----                  -----
NET ASSET VALUE, END OF PERIOD                      $10.32             $10.43                $ 10.10
                                                     -----              -----                  -----
                                                     -----              -----                  -----

Total Return                                          2.52%'D'           9.51%                  3.93%'D'
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)                    $3,507             $3,963                   $911
Ratios to average daily net assets:
   Operating expenses                                 1.01%*@            1.00%@                 1.00%*@
   Net investment income                              5.50%*             5.62%                  5.85%*
   Decrease reflected in above operating
     expense ratios due to
     waivers/reimbursements                            .01%*              .08%                   .11%*
Portfolio Turnover Rate                              69.74%'D'         129.06%                194.23%'D'

--------------------------------------------------------------------------------

'D' Non-annualized.

 *  Annualized.

@ Interest earned on uninvested cash balances is used to offset portions of transfer agent expense. These arrangements resulted in a reduction to the Advisor Shares net expense ratio by .01% for the six months ended April 30, 1998 and by .00% and .00% for the year or period ended October 31, 1997 and 1996, respectively. The Advisor Shares' operating expense ratios after reflecting these arrangements were 1.00% for the six months ended April 30, 1998, 1.00% and 1.00% for the year or period ended October 31, 1997 and 1996, respectively.

                See Accompanying Notes to Financial Statements.
                                       21

WARBURG PINCUS GLOBAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                             FOR THE SIX
                                             MONTHS ENDED                              AUGUST 12, 1996
                                              APRIL 30,           FOR THE              (COMMENCEMENT OF
                                                 1998            YEAR ENDED          OPERATIONS) THROUGH
                                             (UNAUDITED)      OCTOBER 31, 1997         OCTOBER 31, 1996
                                             ------------     ----------------     ------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $10.90             $11.17                   $10.90
                                                 -----              -----                    -----

   Income from Investment Operations:

   Net Investment Income                           .15                .41                      .10
   Net Gain (Loss) on Securities and
     Foreign Currency Related Items (both
     realized and unrealized)                     (.15)               .15                      .27
                                                 -----              -----                    -----

       Total from Investment Operations            .00                .56                      .37
                                                 -----              -----                    -----

   Less Distributions:

   Dividends from Net Investment Income           (.13)              (.29)                    (.10)
   Distributions from Realized Gains              (.43)              (.54)                     .00
                                                 -----              -----                    -----

       Total Distributions                        (.56)              (.83)                    (.10)
                                                 -----              -----                    -----

NET ASSET VALUE, END OF PERIOD                  $10.34             $10.90                   $11.17
                                                 -----              -----                    -----
                                                 -----              -----                    -----

Total Return                                       .09%'D'           5.18%                    3.41%'D'

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                $7,303             $8,935                      $39

Ratios to average daily net assets:
   Operating expenses                             1.46%*@            1.45%@                   1.45%*@
   Net investment income                          5.05%*             4.76%                    5.69%*
   Decrease reflected in above operating
     expense ratios due to
     waivers/reimbursements                        .40%*              .33%                     .21%*

Portfolio Turnover Rate                          54.17%'D'         202.92%                  123.90%'D'

--------------------------------------------------------------------------------

 'D' Non-annualized.

  *  Annualized.

  @ Interest earned on uninvested cash balances is used to offset portions of transfer agent expense. These arrangements resulted in a reduction to the Advisor Shares net expense ratio by .01% for the six months ended April 30, 1998 and by .00% and .00% for the year or period ended October 31, 1997 and 1996, respectively. The Advisor Shares' operating expense ratios after reflecting these arrangements were 1.45% for the six months ended April 30, 1998, 1.45% and 1.45% for the year or period ended October 31, 1997 and 1996, respectively.

                See Accompanying Notes to Financial Statements.
                                       22

WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                                                   AUGUST 15,
                                                                                      1997
                                                                                  (COMMENCEMENT
                                                                 FOR THE SIX           OF
                                                                 MONTHS ENDED      OPERATIONS)
                                                                  APRIL 30,          THROUGH
                                                                     1998          OCTOBER 31,
                                                                 (UNAUDITED)          1997
                                                                 ------------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $10.06           $  9.95
                                                                     -----             -----

   Income from Investment Operations:

   Net Investment Income                                               .27               .11
   Net Gain on Securities (both realized and unrealized)               .00               .11
                                                                     -----             -----

       Total from Investment Operations                                .27               .22
                                                                     -----             -----

   Less Distributions:

   Dividends from Net Investment Income                               (.27)             (.11)
                                                                     -----             -----

       Total Distributions                                            (.27)             (.11)
                                                                     -----             -----

NET ASSET VALUE, END OF PERIOD                                      $10.06           $ 10.06
                                                                     -----             -----
                                                                     -----             -----

Total Return                                                          2.69%'D'          2.22'D'

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                                        $6                $2

Ratios to average daily net assets:
   Operating expenses                                                  .86%*@            .85%*@
   Net investment income                                              5.46%*            5.62%*
   Decrease reflected in above operating expense ratio due to
     waivers/reimbursements                                            .35%*             .00%

Portfolio Turnover Rate                                              56.13%'D'        104.34%*

--------------------------------------------------------------------------------

 'D' Non-annualized.

  *  Annualized.

  @ Interest earned on uninvested cash balances is used to offset portions of transfer agent expense. These arrangements resulted in a reduction to the Advisor Shares net expense ratio by .01% for the six months ended April 30, 1998 and by .00% for the period ended October 31, 1997. The Advisor Shares' operating expense ratios after reflecting these arrangements were .85% for the six months ended April 30, 1998, and .85% for the period ended
     October 31, 1997.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                             FOR THE SIX
                                             MONTHS ENDED                              AUGUST 5, 1996
                                              APRIL 30,           FOR THE             (COMMENCEMENT OF
                                                 1998            YEAR ENDED          OPERATIONS) THROUGH
                                             (UNAUDITED)      OCTOBER 31, 1997        OCTOBER 31, 1996
                                             ------------     ----------------     -----------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $10.33             $10.34                  $ 10.34
                                                 -----              -----                    -----

   Income from Investment Operations:

   Net Investment Income                           .20                .41                      .09
   Net Gain (Loss) on Securities (both
     realized and unrealized)                     (.05)               .11                      .00
                                                 -----              -----                    -----

       Total from Investment Operations            .15                .52                      .09
                                                 -----              -----                    -----

   Less Distributions:

   Dividends from Net Investment Income           (.20)              (.41)                    (.09)
   Distributions from Realized Gains               .00               (.12)                     .00
                                                 -----              -----                    -----

       Total Distributions                        (.20)              (.53)                    (.09)
                                                 -----              -----                    -----

NET ASSET VALUE, END OF PERIOD                  $10.28             $10.33                  $ 10.34
                                                 -----              -----                    -----
                                                 -----              -----                    -----

Total Return                                      1.43%'D'           5.19%                     .88%'D'

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                    $0                 $0                       $1

Ratios to average daily net assets:
   Operating expenses                              .85%*@           35.75%@                    .63%*@
   Net investment income                          3.80%*             3.93%                    3.88%*
   Decrease reflected in above operating
     expense ratios due to
     waivers/reimbursements                     424.56%*           450.88%                     .01%*

Portfolio Turnover Rate                          22.71%'D'          69.84%                   69.23%'D'

--------------------------------------------------------------------------------

 'D' Non-annualized.

  *  Annualized.

  @ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Shares' expenses by .00% for the six months ended April 30, 1998 and by 35.92% and .00% for the year or period ended October 31, 1997 and 1996, respectively. The Advisor Shares' operating expense ratios after reflecting these arrangements were .85% for the six months ended April 30, 1998, .83% and .63% for the year or period ended October 31, 1997 and 1996, respectively.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

   The Warburg Pincus Fixed Income Funds (the 'Funds') are comprised of the Warburg Pincus Fixed Income Fund (the 'Fixed Income Fund') and the Warburg Pincus Intermediate Maturity Government Fund (the 'Intermediate Government Fund') which are registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as diversified, open-end management investment companies and the Warburg Pincus Global Fixed Income Fund (the 'Global Fixed Income Fund') and the Warburg Pincus New York Intermediate Municipal Fund (the 'New York Municipal Fund') which are registered under the 1940 Act as non-diversified, open-end management investment companies.

   Investment objectives for each Fund are as follows: the Fixed Income Fund seeks to generate high current income consistent with reasonable risk with capital appreciation a secondary objective; the Global Fixed Income Fund seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation; the Intermediate Government Fund seeks to achieve as high a level of current income as is consistent with preservation of capital; and the New York Municipal Fund seeks to maximize current interest income exempt from federal income tax and New York State and New York City personal income tax to the extent consistent with prudent investment and preservation of capital.

   Each Fund offers two classes of shares, one class being referred to as Common Shares and one class being referred to as Advisor Shares. Common and Advisor Shares in each Fund represent an equal pro rata interest in each Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Advisor Shares for each Fund bear expenses paid pursuant to a distribution plan adopted by each Fund at an annual rate not to exceed .75% of the average daily net asset value of each Fund's outstanding Advisor Shares. The Advisor Shares for the Fixed Income Fund, the Intermediate Government Fund and the New York Municipal Fund currently bear expenses of .25% of average daily net assets. The Advisor Shares of the Global Fixed Income Fund currently bear expenses of .50% of average daily net assets.

   The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the mean between the last reported bid and asked price. In the absence of market quotations, investments are generally valued at fair value as determined by or under the direction of the Fund's Board. Short-term investments that mature in 60 days or less are valued on the basis of amortized cost, which approximates market value.

   When a Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES (CONT'D) option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund exercises an option or enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use.

   The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Global Fixed Income Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

   The Fixed Income and Global Fixed Income Funds may invest in securities of foreign issuers, which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among other things, fluctuations in currency exchange rates, revaluation of currencies, adverse political and economic developments and the imposition of other laws and restrictions. Securities of foreign issuers are often subject to less rigorous regulatory practices and requirements than those applied in the United States and may also be less liquid (and their prices more volatile) than securities of comparable U.S companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in many respects.

   The Fixed Income and Global Fixed Income Funds' investments in securities of issuers located in less developed countries considered to be 'emerging markets' involve risks in addition to those generally applicable to foreign securities. Investments in the securities of issuers located in emerging markets expose the Fund to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. The typically small size of the markets for securities of issuers located in emerging markets may also result in a lack of liquidity and greater price volatility.

   The Funds may each invest up to 15% of its assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly-traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Consequently,

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
these securities may involve a high degree of business and financial risk and may result in substantial losses.

   Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution, shareholder servicing fees and transfer agency) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   Dividends from net investment income are declared daily and paid monthly for the Fixed Income Fund, the Intermediate Government Fund and the New York Municipal Fund. Dividends from net investment income are declared and paid quarterly for the Global Fixed Income Fund. Distributions for all Funds of net realized capital gains, if any, are declared and paid annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

   No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

   The Funds, together with other funds advised by Warburg Pincus Asset Management, Inc., the Funds' investment adviser ('Warburg') (collectively the 'Warburg Funds'), have established committed and uncommitted lines of credit facilities with PNC Bank, National Association ('PNC') and an uncommitted line of credit facility with Deutsche Bank, AG, ('Deutsche Bank') for temporary or emergency purposes primarily relating to unanticipated fund share redemptions. Effective December 31, 1997, the terms of the committed line of credit with PNC was amended. Under the terms of the committed line of credit, the Warburg Funds with access to the facility pay a commitment fee at a rate of .07% per annum on the average daily balance of the line of credit, which is undisbursed and uncanceled during the preceding quarter. In addition, the Warburg Funds will pay interest on borrowings at the bank's base rate plus .45%. Under the terms of the Uncommitted lines of credit, the Warburg Funds will pay interest on borrowings at the banks base rate plus .55%. Aggregate borrowings for each fund under the committed and uncommitted lines of credit with PNC may not exceed the lowest of
(a) thirty-three and one-third percent (33 1/3%) of the assets of such fund, for any fund that does not invest at least sixty-five percent (65%) of its assets in international equity or fixed income securities (an 'International Fund') and twenty-five percent (25%) of the assets of any fund

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES (CONT'D) that is an International Fund or (b) the maximum amount permitted by such fund's investment policies and restrictions. Aggregate borrowings for each fund under the uncommitted line of credit facility with Deutsche Bank may not exceed thirty-three and one-third percent (33 1/3%) of the net assets of such fund. At April 30, 1998, there were no outstanding balances under these line of credit facilities for any of the Funds.

   Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each Fund, along with other Warburg Funds, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the transfer agent expense. For the six months ended April 30, 1998, the Funds received credits or reimbursements under this arrangement as follows:

                              FUND                                  AMOUNT
----------------------------------------------------------------    ------

Fixed Income                                                        $8,011
Global Fixed Income                                                  4,523
Intermediate Government                                              1,207
New York Municipal                                                   2,348

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

   Warburg, which is indirectly controlled by Warburg, Pincus & Co., serves as each Fund's investment adviser. For its investment advisory services, Warburg receives the following fees based on each Fund's average daily net assets:

                      FUND                                     ANNUAL RATE
------------------------------------------------    ----------------------------------
Fixed Income                                        .50% of average daily net assets
Global Fixed Income                                1.00% of average daily net assets
Intermediate Government                             .50% of average daily net assets
New York Municipal                                  .40% of average daily net assets

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

   For the six months ended April 30, 1998, investment advisory fees and voluntary waivers were as follows:

                                              GROSS                           NET
                 FUND                      ADVISORY FEE      WAIVER       ADVISORY FEE
---------------------------------------    ------------     ---------     ------------

Fixed Income                                 $812,885       $ (25,830)      $787,055
Global Fixed Income                           935,070        (432,561)       502,509
Intermediate Government                       123,188         (83,121)        40,067
New York Municipal                            189,216         (25,861)       163,355

   Counsellors Funds Service, Inc. ('CFSI'), a wholly-owned subsidiary of Warburg, and PFPC Inc. ('PFPC'), an indirect, wholly-owned subsidiary of PNC Bank Corp. ('PNC'), serve as each Fund's co-administrators. For administrative services, CFSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets. For the six months ended April 30, 1998, administrative services fees earned by CFSI were as follows:

                         FUND                             CO-ADMINISTRATION FEE
------------------------------------------------------    ---------------------

Fixed Income                                                    $ 162,577
Global Fixed Income                                                93,507
Intermediate Government                                            24,638
New York Municipal                                                 47,304

   The Funds each pay PFPC a fee calculated at an annual rate of .05% of each Fund's average daily net assets. For the six months ended April 30, 1998, administrative services fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were as follows:

          FUND              CO-ADMINISTRATION FEE      WAIVER        NET CO-ADMINISTRATION
------------------------    ---------------------     --------     -------------------------

Fixed Income                       $84,060            $      0              $84,060
Global Fixed Income                 48,449                   0               48,449
Intermediate Government             13,493             (12,319)               1,174
New York Municipal                  26,528                   0               26,528

   Counsellors Securities Inc. ('CSI'), also a wholly owned subsidiary of Warburg, serves as each Fund's distributor. For its Shareholder servicing and distribution services, CSI receives a fee calculated at an annual rate of .25% of the average daily net assets of the Advisor Shares of the Fixed Income Fund, the Intermediate Government Fund and the New York Municipal Fund and .50% of the average daily net assets of the Advisor shares of the Global Fixed Income Fund pursuant to Rule 12b-1 under the 1940 Act. For the six months ended April 30, 1998, shareholder servicing and distribution fees earned by CSI were as follows:

                                                          SHAREHOLDER SERVICING/
                         FUND                                DISTRIBUTION FEE
------------------------------------------------------    ----------------------

Fixed Income                                                     $  4,835
Global Fixed Income                                                21,974
Intermediate Government                                                 6

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
3. INVESTMENTS IN SECURITIES

   For the six months ended April 30, 1998, purchases and sales of investment securities (excluding short-term investments) and U.S. government and agency obligations were as follows:

                                                                          U.S. GOVERNMENT AND
                                        INVESTMENT SECURITIES             AGENCY OBLIGATIONS
                                     ---------------------------     -----------------------------
              FUND                    PURCHASES         SALES         PURCHASES          SALES
---------------------------------    -----------     -----------     ------------     ------------

Fixed Income                         $95,952,153     $39,632,014     $221,684,285     $183,990,956
Global Fixed Income                   33,430,552      58,359,583       89,846,990       34,022,893
Intermediate Government                  475,690               0       27,509,738       27,260,638
New York Municipal                    24,178,730      20,027,652                0                0

   At April 30, 1998, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                                                                           NET UNREALIZED
                                          UNREALIZED       UNREALIZED       APPRECIATION
                FUND                     APPRECIATION     DEPRECIATION     (DEPRECIATION)
-------------------------------------    ------------     ------------     --------------

Fixed Income                              $4,636,359      $  (350,376)      $  4,285,983
Global Fixed Income                        1,206,729       (6,618,773)        (5,412,044)
Intermediate Government                      469,047          (67,207)           401,840
New York Municipal                         1,780,090         (145,270)         1,634,820

4. FORWARD FOREIGN CURRENCY CONTRACTS

   The Fixed Income Fund and the Global Fixed Income Fund may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Each Fund will enter into forward contracts primarily for hedging purposes. However, on occasion the Funds may enter into forward contracts for speculative purposes, which may increase the Fund's investment risk. Forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

   At April 30, 1998, the Global Fixed Income Fund had the following open forward foreign currency contracts:

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

   FORWARD                        FOREIGN                                          UNREALIZED
    CURRENCY      EXPIRATION      CURRENCY       CONTRACT        CONTRACT       FOREIGN EXCHANGE
   CONTRACT          DATE        TO BE SOLD       AMOUNT           VALUE          GAIN (LOSS)
--------------    ----------     ----------     -----------     -----------     ----------------

Australian
 Dollars           06/19/98      8,300,000      $ 5,547,512     $ 5,417,410        $  130,102
Canadian
 Dollars           08/04/98      9,475,000        6,507,555       6,637,013          (129,458)
German Marks       07/14/98     40,000,000       21,937,041      22,382,631          (445,590)
Danish Krone       11/16/98     50,000,000        7,189,073       7,372,348          (183,275)
British Pounds     07/15/98      1,500,000        2,501,550       2,498,850             2,700
Netherlands
 Guilders          07/15/98     12,012,618        5,882,771       5,971,080           (88,309)
                                                -----------     -----------           -------
                                                $49,565,502     $50,279,332        $ (713,830)
                                                -----------     -----------           -------
                                                -----------     -----------           -------

5. FUTURES CONTRACTS

   Each Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a Fund is required to make a deposit of an initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by a Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. During the six months ended April 30, 1998, the New York Municipal Fund entered into futures contracts which resulted in net realized losses of $129,543. At April 30, 1998, the New York Municipal Fund did not have any open futures contracts.

6. CAPITAL SHARE TRANSACTIONS

   The Global Fixed Income Fund and the Intermediate Government Fund are each authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are designated Advisor Shares. The Fixed Income Fund and the New York Municipal Fund are each authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which one billion shares are designated as Common Shares and two billion shares are designated Advisor Shares.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
6. CAPITAL SHARE TRANSACTIONS (CONT'D)

                                                               FIXED INCOME FUND
                                         --------------------------------------------------------------
                                                 COMMON SHARES                   ADVISOR SHARES
                                         ------------------------------  ------------------------------
                                         FOR THE SIX                     FOR THE SIX
                                         MONTHS ENDED                    MONTHS ENDED
                                          APRIL 30,        FOR THE        APRIL 30,        FOR THE
                                             1998         YEAR ENDED         1998         YEAR ENDED
                                         (UNAUDITED)   OCTOBER 31, 1997  (UNAUDITED)   OCTOBER 31, 1997
                                         ------------  ----------------  ------------  ----------------
Shares sold                                14,332,639      15,469,113         48,872         412,064
Shares issued to shareholders on
 reinvestment of dividends                    891,304         983,594         11,853          13,154
Shares redeemed                            (6,150,738)     (5,971,763)      (101,097)       (135,350)
                                         ------------  ----------------  ------------       --------
Net increase (decrease) in shares
 outstanding                                9,073,205      10,480,944        (40,372)        289,868
                                         ------------  ----------------  ------------       --------
                                         ------------  ----------------  ------------       --------
Proceeds from sale of shares             $148,958,443    $158,412,176    $   507,251      $4,180,125
Reinvested dividends                        9,226,358      10,073,335        122,647         135,136
Net asset value of shares redeemed        (63,853,226)    (60,912,911)    (1,048,270)     (1,378,412)
                                         ------------  ----------------  ------------       --------
Net increase (decrease) from capital
 share transactions                       $94,331,575    $107,572,600    $  (418,372)     $2,936,849
                                         ------------  ----------------  ------------       --------
                                         ------------  ----------------  ------------       --------

                                                            GLOBAL FIXED INCOME FUND
                                         --------------------------------------------------------------
                                                 COMMON SHARES                   ADVISOR SHARES
                                         ------------------------------  ------------------------------
                                         FOR THE SIX                     FOR THE SIX
                                         MONTHS ENDED                    MONTHS ENDED
                                          APRIL 30,        FOR THE        APRIL 30,        FOR THE
                                             1998         YEAR ENDED         1998         YEAR ENDED
                                         (UNAUDITED)   OCTOBER 31, 1997  (UNAUDITED)   OCTOBER 31, 1997
                                         ------------  ----------------  ------------  ----------------
Shares sold                                 4,889,908      12,111,016        134,730         797,711
Shares issued to shareholders on
 reinvestment of dividends                    862,672       1,058,355         45,444          31,874
Shares redeemed                            (6,473,341)     (7,051,623)      (294,161)        (12,987)
                                         ------------  ----------------  ------------       --------
Net increase (decrease) in shares
 outstanding                                 (720,761)      6,117,748       (113,987)        816,598
                                         ------------  ----------------  ------------       --------
                                         ------------  ----------------  ------------       --------
Proceeds from sale of shares             $ 51,325,660    $134,607,066     $1,419,354      $8,874,898
Reinvested dividends                        8,961,672      11,625,183        471,415         351,616
Net asset value of shares redeemed        (68,303,728)    (78,037,370)    (3,039,062)       (144,913)
                                         ------------  ----------------  ------------       --------
Net increase (decrease) from capital
 share transactions                      $ (8,016,396)   $ 68,194,879    $(1,148,293)     $9,081,601
                                         ------------  ----------------  ------------       --------
                                         ------------  ----------------  ------------       --------

                                                          INTERMEDIATE GOVERNMENT FUND
                                         --------------------------------------------------------------
                                                 COMMON SHARES                   ADVISOR SHARES
                                         ------------------------------  ------------------------------
                                                                                           FOR THE
                                                                                         PERIOD ENDED
                                         FOR THE SIX                     FOR THE SIX   AUGUST 15, 1997
                                         MONTHS ENDED                    MONTHS ENDED  (COMMENCEMENT OF
                                          APRIL 30,        FOR THE        APRIL 30,      OPERATIONS)
                                             1998         YEAR ENDED         1998      THROUGH OCTOBER
                                         (UNAUDITED)   OCTOBER 31, 1997  (UNAUDITED)       31, 1997
                                         ------------  ----------------  ------------  ----------------
Shares sold                                1,377,423        2,276,846          403             227
Shares issued to shareholders on
 reinvestment of dividends                    94,770          263,058            9               1
Shares redeemed                           (1,329,358)      (2,460,001)           0               0
                                         ------------  ----------------      -----           -----
Net increase (decrease) in shares
 outstanding                                 142,835           79,903          412             228
                                         ------------  ----------------      -----           -----
                                         ------------  ----------------      -----           -----
Proceeds from sale of shares             $13,921,802     $ 22,572,753       $4,062          $2,270
Reinvested dividends                         954,947        2,608,528           84              15
Net asset value of shares redeemed       (13,426,316)     (24,347,987)           0               0
                                         ------------  ----------------      -----           -----
Net increase (decrease) from capital
 share transactions                      $ 1,450,433     $    833,294       $4,146          $2,285
                                         ------------  ----------------      -----           -----
                                         ------------  ----------------      -----           -----

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                            NEW YORK MUNICIPAL FUND
                                         --------------------------------------------------------------
                                                 COMMON SHARES                   ADVISOR SHARES
                                         ------------------------------  ------------------------------
                                         FOR THE SIX                     FOR THE SIX
                                         MONTHS ENDED                    MONTHS ENDED
                                          APRIL 30,        FOR THE        APRIL 30,        FOR THE
                                             1998         YEAR ENDED         1998         YEAR ENDED
                                         (UNAUDITED)   OCTOBER 31, 1997  (UNAUDITED)   OCTOBER 31, 1997
                                         ------------  ----------------  ------------  ----------------
Shares sold                                2,124,769        4,731,647          0                  0
Shares issued to shareholders on
 reinvestment of dividends                   137,939          394,988          0                  0
Shares redeemed                           (1,768,888)      (4,029,651)         0                (97)
                                         ------------  ----------------        -             ------
Net increase (decrease) in shares
 outstanding                                 493,820        1,096,984          0                (97)
                                         ------------  ----------------        -             ------
                                         ------------  ----------------        -             ------

Proceeds from sale of shares             $22,076,495     $ 48,740,584         $0           $      0
Reinvested dividends                       1,434,642        4,063,047          2                  0
Net asset value of shares redeemed       (18,403,524)     (41,383,138)         0             (1,006)
                                         ------------  ----------------        -             ------
Net increase (decrease) from capital
 share transactions                      $ 5,107,613     $ 11,420,493         $2           $ (1,006)
                                         ------------  ----------------        -             ------
                                         ------------  ----------------        -             ------

7. LIABILITIES

   At April 30, 1998 each Fund had the following liabilities:

                                                          GLOBAL
                                            FIXED          FIXED        INTERMEDIATE         NEW YORK
                                         INCOME FUND    INCOME FUND    GOVERNMENT FUND    MUNICIPAL FUND
                                         -----------    -----------    ---------------    --------------
Payable for securities purchased (at
 value)                                  $8,597,090       $     0         $       0          $      0
Investment advisory fee payable             145,338        79,302             5,324            25,024
Administrative services fees payable         29,764        15,204             4,067             7,792
Payable for fund shares redeemed                  0             0                 0                 0
Distributions payable                     1,655,922         2,009           230,146           333,730

8. NET ASSETS

   At April 30, 1998, capital contributions, undistributed net investment income, accumulated net realized gain (loss) from security transactions and current period distributions have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency transactions. The Global Fixed Income reclassified $3,080,454 from accumulated net realized gain on foreign currency related items to undistributed net investment income and also reclassified $7,543,592 of distributions from accumulated net realized gain (loss) from security transactions to undistributed net investment income. Net investment income, net realized gain (loss) on foreign currency related items and net assets were not affected by this reclassification.

   Net Assets at April 30, 1998 consisted of the following:

                                          FIXED         GLOBAL FIXED      INTERMEDIATE          NEW YORK
                                       INCOME FUND      INCOME FUND      GOVERNMENT FUND     MUNICIPAL FUND
                                       ------------     ------------     ---------------     --------------
Capital contributed, net               $355,597,051     $197,983,282       $49,372,119        $ 91,870,997
Undistributed net investment income               0        2,211,523                 0                   0
Accumulated net realized gain
 (loss) from security transactions          168,387       (9,241,229)          (97,610)             77,327
Net unrealized appreciation
 (depreciation) from investments
 and foreign currency related items       4,297,977       (6,140,169)          597,558           1,643,550
                                       ------------     ------------     ---------------     --------------
Net assets                             $360,063,415     $184,813,407       $49,872,067        $ 93,591,874
                                       ------------     ------------     ---------------     --------------
                                       ------------     ------------     ---------------     --------------

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

9. CAPITAL LOSS CARRYOVER

   At April 30, 1998, capital loss carryovers available to offset possible future capital gains of each Fund were as follows:

                                                      CAPITAL LOSS
                                                  CARRYOVER EXPIRES IN
                                               ---------------------------     TOTAL CAPITAL
                   FUND                           2004            2005         LOSS CARRYOVER
-------------------------------------------    -----------     -----------     --------------
Global Fixed Income                             $ 847,726       $       0         $847,726
Intermediate Government                                 0             181              181
New York Municipal                                      0         142,594          142,594

10. YEAR 2000 COMPLIANCE

   Many services provided to the Funds and their shareholders by Warburg and certain of its affiliates (the 'Warburg Service Providers') and the Funds' other service providers rely on the functioning of their respective computer systems. Many computer systems cannot distinguish the year 2000 from the year 1900, resulting in potential difficulty performing various calculations (the 'Year 2000 Issue'). The Year 2000 Issue could potentially have an adverse impact on the handling of security trades, the payment of interest and dividends, pricing, account services and other Fund operations.

   The Warburg Service Providers recognize the importance of the Year 2000 Issue and are taking appropriate steps necessary in preparation for the year 2000. At this time, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds nor can there be any assurance that the Year 2000 Issue will not have an adverse effect on the Funds' investments or on global markets or economies, generally. In addition, it has been reported that foreign institutions have made less progress in addressing the Year 2000 Issue than major U.S. entities, which could adversely effect the Funds' foreign investments.

   The Warburg Service Providers anticipate that their systems and those of the Funds' other service providers will be adapted in time for the year 2000. To further this goal, the Warburg Service Providers have coordinated a plan to repair, adapt or replace systems that are not year 2000 compliant, and are seeking to obtain similar representations from the Funds' other major service providers. The Warburg Service Providers will be monitoring the Year 2000 Issue in an effort to ensure appropriate preparation.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

11. OTHER FINANCIAL HIGHLIGHTS

   Each Fund currently offers one other class of shares, Common Shares, representing equal pro rata interests in each of the respective Warburg Pincus Fixed Income Funds. The financial highlights for a Common Share of each Fund are as follows:

                                                               FIXED INCOME FUND
                                   --------------------------------------------------------------------------
                                                                 COMMON SHARES
                                   --------------------------------------------------------------------------
                                    FOR THE SIX
                                    MONTHS ENDED                   FOR THE YEAR ENDED OCTOBER 31,
                                   APRIL 30, 1998      ------------------------------------------------------
                                    (UNAUDITED)         1997        1996        1995        1994        1993
                                   --------------      ------      ------      ------      ------      ------
NET VALUE, BEGINNING OF YEAR           $10.43          $10.10      $10.07      $ 9.61      $10.42      $ 9.90
                                        -----          ------      ------      ------      ------      ------
   Income from Investment
     Operations:
   Net Investment Income                  .30             .62         .63         .70         .63         .56
   Net Gain (Loss) on
     Securities and Foreign
     Currency Related Items
     (both realized and
     unrealized)                         (.01)            .33         .03         .46        (.70)        .52
                                        -----          ------      ------      ------      ------      ------
       Total from Investment
         Operations                       .29             .95         .66        1.16        (.07)       1.08
                                        -----          ------      ------      ------      ------      ------
   Less Distributions:
   Dividends from Net
     Investment Income                   (.30)           (.62)       (.63)       (.70)       (.65)       (.56)
   Distributions in Excess of
     Net Investment Income                .00             .00         .00         .00         .00         .00
   Distributions from Realized
     Gains                               (.09)            .00         .00         .00        (.09)        .00
                                        -----          ------      ------      ------      ------      ------
       Total Distributions               (.39)           (.62)       (.63)       (.70)       (.74)       (.56)
                                        -----          ------      ------      ------      ------      ------
NET ASSET VALUE, END OF YEAR           $10.33          $10.43      $10.10      $10.07      $ 9.61      $10.42
                                        -----          ------      ------      ------      ------      ------
                                        -----          ------      ------      ------      ------      ------
Total Return                             2.75%'D'        9.78%       6.80%      12.59%       (.60%)     11.63%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (000s)       $356,556        $265,453    $151,184    $116,983    $102,246     $81,181

Ratios to average daily net
 assets:
   Operating expenses                     .75%*@          .75%@       .76%@       .75%        .75%        .75%
   Net investment income                 5.75%*          6.05%       6.30%       7.25%       6.53%       5.99%
   Decrease reflected in above
     operating expense ratios
     due to
     waivers/reimbursements               .02%*           .08%        .15%        .18%        .18%        .09%
Portfolio Turnover Rate                 69.74%'D'      129.06%     194.23%     182.93%     179.44%     227.37%

--------------------------------------------------------------------------------

'D' Non-annualized.

 *  Annualized.

 @ Interest earned on uninvested cash balances is used to offset portions of transfer agent expense. These arrangements resulted in a reduction to the Common Shares' expenses by .00% for the six months ended April 30, 1998 and by .00% and .01% for the years ended October 31, 1997 and 1996, respectively. The Common Shares' operating expense ratios after reflecting these arrangements were .75% for the six months ended April 30, 1998 and .75% and .75% for the years ended October 31, 1997 and 1996, respectively.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
11. OTHER FINANCIAL HIGHLIGHTS (CONT'D)

                                                            GLOBAL FIXED INCOME FUND
                                   --------------------------------------------------------------------------
                                                                 COMMON SHARES
                                   --------------------------------------------------------------------------
                                    FOR THE SIX
                                    MONTHS ENDED                   FOR THE YEAR ENDED OCTOBER 31,
                                   APRIL 30, 1998      ------------------------------------------------------
                                    (UNAUDITED)         1997        1996        1995        1994        1993
                                   --------------      ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF
 YEAR                                  $10.91          $11.17      $11.04      $10.45      $11.38      $10.68
                                        -----          ------      ------      ------      ------      ------
   Income from Investment
     Operations:
   Net Investment Income                  .30             .54         .62         .99         .34         .54
   Net Gain (Loss) on
     Securities and Foreign
     Currency Related Items
     (both realized and
     unrealized)                         (.26)            .08         .57         .09        (.64)       1.13
                                        -----          ------      ------      ------      ------      ------
       Total from Investment
         Operations                       .04             .62        1.19        1.08        (.30)       1.67
                                        -----          ------      ------      ------      ------      ------
   Less Distributions:
   Dividends from Net
     Investment Income                   (.16)           (.34)      (1.06)       (.49)       (.45)       (.85)
   Distributions from Realized
     Gains                               (.43)           (.54)        .00         .00        (.14)       (.12)
   Return of Capital                      .00             .00         .00         .00        (.04)        .00
                                        -----          ------      ------      ------      ------      ------
       Total Distributions               (.59)           (.88)      (1.06)       (.49)       (.63)       (.97)
                                        -----          ------      ------      ------      ------      ------
NET ASSET VALUE, END OF YEAR           $10.36          $10.91      $11.17      $11.04      $10.45      $11.38
                                        -----          ------      ------      ------      ------      ------
                                        -----          ------      ------      ------      ------      ------
Total Return                              .39%'D'        5.76%      11.35%      10.65%      (2.79%)     16.72%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (000s)       $177,510        $194,731    $131,072     $63,641     $90,394     $61,994

Ratios to average daily net
 assets:
   Operating expenses                     .95%*@          .96%@       .95%@       .95%        .95%        .49%
   Net investment income                 5.52%*          5.40%       6.78%       8.18%       6.96%       8.60%
   Decrease reflected in above
     operating expense ratios
     due to
     waivers/reimbursements               .47%*           .39%        .56%        .63%        .65%       1.44%
Portfolio Turnover Rate                 54.17%'D'      202.92%     123.90%     128.70%     178.11%     109.54%

--------------------------------------------------------------------------------

 'D' Non-annualized.

  *  Annualized.

 @ Interest earned on uninvested cash balances is used to offset portions of transfer agent expense. These arrangements resulted in a reduction to the Common Shares' expenses by .00% for the six months ended April 30, 1998 and by .01% and .00% for the years ended October 31, 1997 and 1996, respectively. The Common Shares' operating expense ratios after reflecting these arrangements were .95% for the six months ended April 30, 1998 and .95% and .95% for the years ended October 31, 1997 and 1996, respectively.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                        INTERMEDIATE GOVERNMENT FUND
                                 --------------------------------------------------------------------------
                                                               COMMON SHARES
                                 --------------------------------------------------------------------------
                                  FOR THE SIX
                                  MONTHS ENDED                   FOR THE YEAR ENDED OCTOBER 31,
                                 APRIL 30, 1998       -----------------------------------------------------
                                  (UNAUDITED)          1997         1996         1995      1994       1993
                                 --------------       ------       ------       ------    ------     ------
NET ASSET VALUE, BEGINNING OF
 YEAR                                $10.05           $10.07       $10.22       $ 9.66    $11.03     $11.23
                                      -----           ------       ------       ------    ------     ------

   Income from Investment
     Operations:

   Net Investment Income                .28              .58          .58          .59       .54        .59
   Net Gain (Loss) on
     Securities (both realized
     and unrealized)                    .00              .10         (.06)         .56      (.73)       .34
                                      -----           ------       ------       ------    ------     ------
       Total from Investment
         Operations                     .28              .68          .52         1.15      (.19)       .93
                                      -----           ------       ------       ------    ------     ------

   Less Distributions:

   Dividends from Net
     Investment Income                 (.28)            (.58)        (.58)        (.59)     (.55)      (.59)
   Distributions from Realized
     Gains                              .00             (.08)        (.09)         .00      (.63)      (.54)
   Distribution in Excess of
     Realized Gains                     .00             (.04)         .00          .00       .00        .00
                                      -----           ------       ------       ------    ------     ------

       Total Distributions             (.28)            (.70)        (.67)        (.59)    (1.18)     (1.13)
                                      -----           ------       ------       ------    ------     ------

NET ASSET VALUE, END OF YEAR         $10.05           $10.05       $10.07       $10.22    $ 9.66     $11.03
                                      -----           ------       ------       ------    ------     ------
                                      -----           ------       ------       ------    ------     ------

Total Return                           2.86%'D'         6.99%        5.16%       12.32%    (1.78%)     8.79%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Year (000s)      $49,866          $48,421      $47,690      $55,898   $46,734    $77,565

Ratios to average daily net
 assets:
    Operating expenses                  .60%*@           .61%@        .61%@        .60%      .60%       .60%
    Net investment income              5.69%*           5.81%        5.68%        6.00%     5.43%      5.34%
    Decrease reflected in
    above operating expense
    ratios due to
    waivers/reimbursements              .39%*            .33%         .46%         .49%      .42%       .21%

Portfolio Turnover Rate               56.13%'D'       104.34%      163.59%      105.79%   115.37%    108.00%

--------------------------------------------------------------------------------

'D' Non-annualized.

 *  Annualized.

 @ Interest earned on uninvested cash balances is used to offset portions of transfer agent expense. These arrangements resulted in a reduction to the Common Shares' expenses by .00% for the six months ended April 30, 1998 and by .01% and .01% for the years ended October 31, 1997 and 1996, respectively. The Common Shares' operating expense ratios after reflecting these arrangements were .60% for the six months ended April 30, 1998 and .60% and .60% for the years ended October 31, 1997 and 1996, respectively.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
11. OTHER FINANCIAL HIGHLIGHTS (CONT'D)

                                                         NEW YORK INTERMEDIATE
                                                             MUNICIPAL FUND
                                  --------------------------------------------------------------------
                                                             COMMON SHARES
                                  --------------------------------------------------------------------
                                   FOR THE SIX
                                   MONTHS ENDED               FOR THE YEAR ENDED OCTOBER 31,
                                  APRIL 30, 1998    --------------------------------------------------
                                   (UNAUDITED)       1997        1996        1995      1994      1993
                                  --------------    ------      ------      ------    ------    ------
NET ASSET VALUE, BEGINNING OF
 YEAR                                 $10.35        $10.34      $10.42      $10.07    $10.65    $10.02
                                       -----        ------      ------      ------    ------    ------

   Income from Investment
     Operations:

   Net Investment Income                 .22           .45         .45         .47       .46       .47
   Net Gain (Loss) on
     Securities (both realized
     and unrealized)                    (.06)          .13         .04         .36      (.45)      .68
                                       -----        ------      ------      ------    ------    ------

       Total from Investment
         Operations                      .16           .58         .49         .83       .01      1.15
                                       -----        ------      ------      ------    ------    ------

   Less Distributions:

   Dividends from Net
     Investment Income                  (.22)         (.45)       (.45)       (.47)     (.46)     (.47)
   Distributions from Realized
     Gains                               .00          (.12)       (.12)       (.01)     (.13)     (.05)
                                       -----        ------      ------      ------    ------    ------

       Total Distributions              (.22)         (.57)       (.57)       (.48)     (.59)     (.52)
                                       -----        ------      ------      ------    ------    ------

NET ASSET VALUE, END OF YEAR          $10.29        $10.35      $10.34      $10.42    $10.07    $10.65
                                       -----        ------      ------      ------    ------    ------
                                       -----        ------      ------      ------    ------    ------

Total Return                            1.55%'D'      5.83%       4.87%       8.31%      .04%    11.67%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Year (000s)       $93,592       $88,944     $77,559     $73,361   $75,716   $69,578

Ratios to average daily net
 assets:
    Operating expenses                   .61%*@        .60%@       .61%@       .60%      .60%      .58%
    Net investment income               4.28%*        4.40%       4.41%       4.50%     4.41%     4.50%
    Decrease reflected in above
      operating expense ratios
      due to
      waivers/reimbursements             .05%*         .08%        .17%        .26%      .20%      .20%

Portfolio Turnover Rate                22.71%'D'     69.84%      69.23%     105.17%   167.09%   115.98%

--------------------------------------------------------------------------------

'D' Non-annualized.

 *  Annualized.

 @ Interest earned on uninvested cash balances is used to offset portions of transfer agent expense. These arrangements resulted in a reduction to the Common Shares' expenses by .01% for the six months ended April 30, 1998 and by .00% and .01% for the years ended October 31, 1997 and 1996, respectively. The Common Shares operating expense ratios after reflecting these arrangements were .60% for the six months ended April 30, 1998 and .60% and .60% for the years ended October 31, 1997 and 1996, respectively.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 WARBURG PINCUS

                                  ADVISOR FUNDS



                                   COUNSELLORS

                                SECURITIES INC.,

                                   DISTRIBUTOR

                                  800-369-2728









                                     [LOGO]
                                                                    ADBDF-3-0498



                          STATEMENT OF DIFFERENCES
                          ------------------------

The dagger symbol shall be expressed as...............................   'D'
The division symbol shall be expressed as............................. [div]